UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

500 Index Fund Investor Shares - VFINX

500 Index Fund ETF Shares - VOO

500 Index Fund Admiral™ Shares - VFIAX

500 Index Fund Institutional Select Share Class - VFFSX

Growth Index Fund Investor Shares - VIGRX

Growth Index Fund ETF Shares - VUG

Growth Index Fund Admiral™ Shares - VIGAX

Growth Index Fund Institutional Shares - VIGIX

Value Index Fund Investor Shares - VIVAX

Value Index Fund ETF Shares - VTV

Value Index Fund Admiral™ Shares - VVIAX

Value Index Fund Institutional Shares - VIVIX

Large-Cap Index Fund Investor Shares - VLACX

Large-Cap Index Fund ETF Shares - VV

Large-Cap Index Fund Admiral™ Shares - VLCAX

Large-Cap Index Fund Institutional Shares - VLISX

Vanguard 500 Index Fund

Investor Shares (VFINX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,179,313
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR40

Vanguard 500 Index Fund

ETF Shares (VOO) CBOE BZK Exchange, Inc.

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,179,313
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR968

Vanguard 500 Index Fund

Admiral™ Shares (VFIAX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,179,313
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR540

Vanguard 500 Index Fund

Institutional Select Share Class (VFFSX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Share Class	$1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Communication Services	9.3%
Consumer Discretionary	9.9%
Consumer Staples	5.8%
Energy	3.6%
Financials	12.4%
Health Care	11.7%
Industrials	8.1%
Information Technology	32.4%
Materials	2.2%
Real Estate	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$1,179,313
Number of Portfolio Holdings	514
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1940

Vanguard Growth Index Fund

Investor Shares (VIGRX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.3%
Consumer Discretionary	16.6%
Consumer Staples	0.6%
Energy	1.0%
Financials	2.4%
Health Care	7.1%
Industrials	7.7%
Real Estate	1.3%
Technology	60.8%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$251,642
Number of Portfolio Holdings	193
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR9

Vanguard Growth Index Fund

ETF Shares (VUG) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.3%
Consumer Discretionary	16.6%
Consumer Staples	0.6%
Energy	1.0%
Financials	2.4%
Health Care	7.1%
Industrials	7.7%
Real Estate	1.3%
Technology	60.8%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$251,642
Number of Portfolio Holdings	193
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR967

Vanguard Growth Index Fund

Admiral™ Shares (VIGAX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.3%
Consumer Discretionary	16.6%
Consumer Staples	0.6%
Energy	1.0%
Financials	2.4%
Health Care	7.1%
Industrials	7.7%
Real Estate	1.3%
Technology	60.8%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$251,642
Number of Portfolio Holdings	193
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR509

Vanguard Growth Index Fund

Institutional Shares (VIGIX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.3%
Consumer Discretionary	16.6%
Consumer Staples	0.6%
Energy	1.0%
Financials	2.4%
Health Care	7.1%
Industrials	7.7%
Real Estate	1.3%
Technology	60.8%
Telecommunications	0.9%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$251,642
Number of Portfolio Holdings	193
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR868

Vanguard Value Index Fund

Investor Shares (VIVAX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.6%
Consumer Discretionary	7.5%
Consumer Staples	9.1%
Energy	7.2%
Financials	19.7%
Health Care	16.8%
Industrials	15.3%
Real Estate	3.1%
Technology	10.7%
Telecommunications	3.3%
Utilities	5.4%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$168,534
Number of Portfolio Holdings	350
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR6

Vanguard Value Index Fund

ETF Shares (VTV) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.6%
Consumer Discretionary	7.5%
Consumer Staples	9.1%
Energy	7.2%
Financials	19.7%
Health Care	16.8%
Industrials	15.3%
Real Estate	3.1%
Technology	10.7%
Telecommunications	3.3%
Utilities	5.4%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$168,534
Number of Portfolio Holdings	350
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR966

Vanguard Value Index Fund

Admiral™ Shares (VVIAX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.6%
Consumer Discretionary	7.5%
Consumer Staples	9.1%
Energy	7.2%
Financials	19.7%
Health Care	16.8%
Industrials	15.3%
Real Estate	3.1%
Technology	10.7%
Telecommunications	3.3%
Utilities	5.4%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$168,534
Number of Portfolio Holdings	350
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR506

Vanguard Value Index Fund

Institutional Shares (VIVIX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.6%
Consumer Discretionary	7.5%
Consumer Staples	9.1%
Energy	7.2%
Financials	19.7%
Health Care	16.8%
Industrials	15.3%
Real Estate	3.1%
Technology	10.7%
Telecommunications	3.3%
Utilities	5.4%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$168,534
Number of Portfolio Holdings	350
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR867

Vanguard Large-Cap Index Fund

Investor Shares (VLACX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.4%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.7%
Financials	10.0%
Health Care	11.3%
Industrials	10.8%
Real Estate	2.1%
Technology	38.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$52,690
Number of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR307

Vanguard Large-Cap Index Fund

ETF Shares (VV) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.4%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.7%
Financials	10.0%
Health Care	11.3%
Industrials	10.8%
Real Estate	2.1%
Technology	38.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$52,690
Number of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR961

Vanguard Large-Cap Index Fund

Admiral™ Shares (VLCAX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.4%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.7%
Financials	10.0%
Health Care	11.3%
Industrials	10.8%
Real Estate	2.1%
Technology	38.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$52,690
Number of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5307

Vanguard Large-Cap Index Fund

Institutional Shares (VLISX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Basic Materials	1.4%
Consumer Discretionary	13.5%
Consumer Staples	4.4%
Energy	3.7%
Financials	10.0%
Health Care	11.3%
Industrials	10.8%
Real Estate	2.1%
Technology	38.1%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$52,690
Number of Portfolio Holdings	506
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR807

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard 500 Index Fund

Contents
Financial Statements	1

500 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (9.3%)
	Meta Platforms Inc. Class A	56,323,457	28,399,413
	Alphabet Inc. Class A	150,969,651	27,499,122
	Alphabet Inc. Class C	125,598,815	23,037,335
*	Netflix Inc.	10,974,709	7,406,612
	Walt Disney Co.	46,854,932	4,652,226
	Verizon Communications Inc.	108,184,693	4,461,537
	Comcast Corp. Class A	100,600,149	3,939,502
	AT&T Inc.	184,285,265	3,521,691
	T-Mobile US Inc.	13,252,258	2,334,783
	Electronic Arts Inc.	6,252,665	871,184
*	Charter Communications Inc. Class A	2,517,100	752,512
*	Take-Two Interactive Software Inc.	4,081,374	634,613
	Omnicom Group Inc.	5,033,046	451,464
*	Warner Bros Discovery Inc.	57,308,131	426,373
*	Live Nation Entertainment Inc.	3,660,885	343,171
	Interpublic Group of Cos. Inc.	9,700,145	282,177
	News Corp. Class A	9,756,872	268,997
*	Match Group Inc.	6,827,588	207,422
	Fox Corp. Class A	5,943,827	204,289
[1]	Paramount Global Class B	12,705,646	132,012
	Fox Corp. Class B	3,387,540	108,469
	News Corp. Class B	2,929,969	83,182
			110,018,086
Consumer Discretionary (9.9%)
*	Amazon.com Inc.	235,370,873	45,485,421
*	Tesla Inc.	71,311,858	14,111,190
	Home Depot Inc.	25,471,100	8,768,171
	McDonald's Corp.	18,522,746	4,720,337
	Booking Holdings Inc.	872,064	3,454,681
	Lowe's Cos. Inc.	14,706,049	3,242,096
	TJX Cos. Inc.	29,107,126	3,204,695
	NIKE Inc. Class B	31,135,806	2,346,706
	Starbucks Corp.	29,111,996	2,266,369
*	Chipotle Mexican Grill Inc.	35,288,956	2,210,853
*	Airbnb Inc. Class A	11,347,134	1,720,566
*	O'Reilly Automotive Inc.	1,513,701	1,598,559
	Marriott International Inc. Class A	6,166,076	1,490,772
	Hilton Worldwide Holdings Inc.	6,426,712	1,402,309
	General Motors Co.	29,324,484	1,362,415
*	AutoZone Inc.	444,598	1,317,833
	Ford Motor Co.	100,788,719	1,263,891
	Ross Stores Inc.	8,617,778	1,252,335
	DR Horton Inc.	7,617,496	1,073,534
*	Royal Caribbean Cruises Ltd.	6,085,046	970,139
	Yum! Brands Inc.	7,238,499	958,812
	Lennar Corp. Class A	6,293,504	943,207
*	Lululemon Athletica Inc.	2,944,913	879,645
	Tractor Supply Co.	2,770,667	748,080
	eBay Inc.	13,004,812	698,618
	Garmin Ltd.	3,949,566	643,463
*	Deckers Outdoor Corp.	659,701	638,558
*	NVR Inc.	80,741	612,708
	PulteGroup Inc.	5,406,155	595,218
	Genuine Parts Co.	3,580,115	495,201
*	Aptiv plc	6,992,240	492,394
*	Carnival Corp.	25,960,343	485,978
*	Ulta Beauty Inc.	1,232,016	475,398
	Darden Restaurants Inc.	3,067,011	464,100
	Domino's Pizza Inc.	896,109	462,688
1

500 Index Fund
		Shares	Market Value• ($000)
	Best Buy Co. Inc.	4,948,822	417,136
	Las Vegas Sands Corp.	9,382,526	415,177
*	Expedia Group Inc.	3,262,575	411,052
	Pool Corp.	985,116	302,756
*	CarMax Inc.	4,044,916	296,654
*	MGM Resorts International	6,448,805	286,585
	LKQ Corp.	6,855,903	285,137
	Tapestry Inc.	5,911,060	252,934
	Bath & Body Works Inc.	5,748,449	224,477
*	Caesars Entertainment Inc.	5,566,849	221,227
	Wynn Resorts Ltd.	2,426,807	217,199
*	Norwegian Cruise Line Holdings Ltd.	11,026,806	207,194
	Hasbro Inc.	3,363,360	196,757
	BorgWarner Inc. (XNYS)	5,855,119	188,769
*	Etsy Inc.	3,005,110	177,241
	Ralph Lauren Corp.	1,003,103	175,603
*	Mohawk Industries Inc.	1,360,057	154,489
			117,287,327
Consumer Staples (5.8%)
	Procter & Gamble Co.	60,659,516	10,003,967
	Costco Wholesale Corp.	11,398,902	9,688,953
	Walmart Inc.	109,782,206	7,433,353
	Coca-Cola Co.	99,649,184	6,342,671
	PepsiCo Inc.	35,334,125	5,827,657
	Philip Morris International Inc.	39,954,885	4,048,629
	Mondelez International Inc. Class A	34,475,206	2,256,058
	Colgate-Palmolive Co.	21,086,770	2,046,260
	Altria Group Inc.	44,144,778	2,010,795
	Target Corp.	11,890,144	1,760,217
	Kimberly-Clark Corp.	8,653,977	1,195,980
	Constellation Brands Inc. Class A	4,138,660	1,064,794
	General Mills Inc.	14,509,943	917,899
	Sysco Corp.	12,798,893	913,713
*,1	Monster Beverage Corp.	18,229,197	910,548
	Keurig Dr Pepper Inc.	26,826,740	896,013
	Kenvue Inc.	49,209,914	894,636
	Kroger Co.	16,204,298	809,081
	Archer-Daniels-Midland Co.	12,707,332	768,158
	Dollar General Corp.	5,644,495	746,372
	Hershey Co.	3,793,997	697,450
	Kraft Heinz Co.	20,286,392	653,628
	Church & Dwight Co. Inc.	6,284,653	651,593
	Estee Lauder Cos. Inc. Class A	5,990,445	637,383
*	Dollar Tree Inc.	5,328,106	568,882
	McCormick & Co. Inc.	6,470,248	458,999
	Clorox Co.	3,191,199	435,503
	Tyson Foods Inc. Class A	7,351,358	420,057
	Kellanova	6,766,000	390,263
	Bunge Global SA	3,639,077	388,544
	Conagra Brands Inc.	12,288,677	349,244
	Lamb Weston Holdings Inc.	3,712,096	312,113
	J M Smucker Co.	2,729,238	297,596
	Molson Coors Beverage Co. Class B	4,672,897	237,523
	Campbell Soup Co.	5,054,220	228,400
	Hormel Foods Corp.	7,454,073	227,275
	Walgreens Boots Alliance Inc.	18,408,993	222,657
	Brown-Forman Corp. Class B	4,600,497	198,695
			67,911,559
Energy (3.6%)
	Exxon Mobil Corp.	115,295,084	13,272,770
	Chevron Corp.	44,051,167	6,890,484
	ConocoPhillips	30,058,887	3,438,135
	EOG Resources Inc.	14,770,931	1,859,217
	Schlumberger NV	36,736,222	1,733,215
	Marathon Petroleum Corp.	9,055,358	1,570,924
	Phillips 66	10,896,219	1,538,219
	Williams Cos. Inc.	31,324,206	1,331,279
	Valero Energy Corp.	8,404,246	1,317,450
	ONEOK Inc.	15,000,910	1,223,324
2

500 Index Fund
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	17,090,812	1,077,234
	Hess Corp.	7,103,331	1,047,883
	Kinder Morgan Inc.	49,627,014	986,089
[1]	Diamondback Energy Inc.	4,583,754	917,622
	Baker Hughes Co.	25,650,178	902,117
	Devon Energy Corp.	16,242,670	769,903
	Halliburton Co.	22,753,801	768,623
	Targa Resources Corp.	5,698,418	733,842
	Coterra Energy Inc.	19,127,501	510,130
	EQT Corp.	11,349,606	419,708
	Marathon Oil Corp.	14,495,859	415,596
	APA Corp.	9,252,972	272,408
			42,996,172
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	46,529,130	18,928,050
	JPMorgan Chase & Co.	73,806,187	14,928,039
	Visa Inc. Class A	40,207,984	10,553,390
	Mastercard Inc. Class A	21,100,763	9,308,813
	Bank of America Corp.	174,865,496	6,954,401
	Wells Fargo & Co.	89,602,583	5,321,497
	S&P Global Inc.	8,226,896	3,669,196
	Goldman Sachs Group Inc.	7,636,970	3,454,354
	American Express Co.	14,604,797	3,381,741
	Progressive Corp.	15,052,539	3,126,563
	Morgan Stanley	32,162,297	3,125,854
	Citigroup Inc.	49,024,308	3,111,083
	Charles Schwab Corp.	38,370,145	2,827,496
	BlackRock Inc.	3,590,183	2,826,623
	Marsh & McLennan Cos. Inc.	12,663,771	2,668,510
	Chubb Ltd.	10,436,542	2,662,153
	Blackstone Inc.	18,367,259	2,273,867
*	Fiserv Inc.	15,037,818	2,241,236
	Intercontinental Exchange Inc.	14,742,015	2,018,034
	CME Group Inc.	9,253,999	1,819,336
	KKR & Co. Inc.	17,114,663	1,801,147
	Moody's Corp.	4,036,031	1,698,886
	Aon plc Class A (XNYS)	5,588,385	1,640,638
	US Bancorp	40,106,131	1,592,213
	PNC Financial Services Group Inc.	10,226,736	1,590,053
*	PayPal Holdings Inc.	26,884,397	1,560,102
	Arthur J Gallagher & Co.	5,615,819	1,456,238
	Capital One Financial Corp.	9,820,458	1,359,642
	Truist Financial Corp.	34,391,241	1,336,100
	American International Group Inc.	17,056,650	1,266,286
	Travelers Cos. Inc.	5,885,372	1,196,732
	Aflac Inc.	13,289,726	1,186,905
	Bank of New York Mellon Corp.	19,219,936	1,151,082
	Ameriprise Financial Inc.	2,552,880	1,090,565
	Allstate Corp.	6,783,186	1,083,003
	Prudential Financial Inc.	9,226,938	1,081,305
	MetLife Inc.	15,352,563	1,077,596
	Fidelity National Information Services Inc.	14,295,959	1,077,343
	MSCI Inc.	2,036,050	980,867
*	Arch Capital Group Ltd.	9,611,721	969,726
	Discover Financial Services	6,440,553	842,489
	Hartford Financial Services Group Inc.	7,601,420	764,247
	Willis Towers Watson plc	2,627,592	688,797
	T Rowe Price Group Inc.	5,739,008	661,765
	M&T Bank Corp.	4,288,218	649,065
	Fifth Third Bancorp	17,581,094	641,534
	Raymond James Financial Inc.	4,794,586	592,659
	Nasdaq Inc.	9,780,896	589,397
	State Street Corp.	7,742,746	572,963
	Brown & Brown Inc.	6,085,088	544,068
	Global Payments Inc.	5,205,017	503,325
	Huntington Bancshares Inc.	37,244,590	490,884
	Synchrony Financial	10,319,737	486,988
*	Corpay Inc.	1,805,945	481,122
	Cincinnati Financial Corp.	4,023,753	475,205
3

500 Index Fund
		Shares	Market Value• ($000)
	Regions Financial Corp.	23,536,898	471,679
	Cboe Global Markets Inc.	2,702,596	459,603
	Northern Trust Corp.	5,258,190	441,583
	Principal Financial Group Inc.	5,541,954	434,766
	Everest Group Ltd.	1,117,523	425,799
	Citizens Financial Group Inc.	11,693,800	421,328
	W R Berkley Corp.	5,191,150	407,921
	FactSet Research Systems Inc.	979,295	399,817
	Loews Corp.	4,666,519	348,776
	KeyCorp.	24,232,293	344,341
	Jack Henry & Associates Inc.	1,874,487	311,202
	Assurant Inc.	1,336,016	222,113
	MarketAxess Holdings Inc.	975,089	195,535
	Globe Life Inc.	2,157,779	177,542
	Franklin Resources Inc.	7,701,491	172,128
	Invesco Ltd.	11,328,099	169,468
			145,784,774
Health Care (11.7%)
	Eli Lilly & Co.	20,518,702	18,577,222
	UnitedHealth Group Inc.	23,655,307	12,046,702
	Johnson & Johnson	61,855,500	9,040,800
	Merck & Co. Inc.	65,097,387	8,059,056
	AbbVie Inc.	45,385,646	7,784,546
	Thermo Fisher Scientific Inc.	9,810,760	5,425,350
	Abbott Laboratories	44,711,296	4,645,951
	Amgen Inc.	13,787,156	4,307,797
	Danaher Corp.	16,942,985	4,233,205
	Pfizer Inc.	145,640,709	4,075,027
*	Intuitive Surgical Inc.	9,116,559	4,055,501
	Elevance Health Inc.	5,973,314	3,236,700
*	Vertex Pharmaceuticals Inc.	6,632,214	3,108,651
	Stryker Corp.	8,713,855	2,964,889
*	Boston Scientific Corp.	37,786,123	2,909,909
*	Regeneron Pharmaceuticals Inc.	2,726,104	2,865,217
	Medtronic plc	34,127,039	2,686,139
	Cigna Group	7,300,914	2,413,463
	Gilead Sciences Inc.	32,020,268	2,196,911
	Bristol-Myers Squibb Co.	52,099,472	2,163,691
	Zoetis Inc.	11,727,400	2,033,062
	McKesson Corp.	3,340,723	1,951,116
	CVS Health Corp.	32,264,808	1,905,560
	Becton Dickinson & Co.	7,427,949	1,735,986
	HCA Healthcare Inc.	4,981,380	1,600,418
*	Edwards Lifesciences Corp.	15,487,427	1,430,574
*	DexCom Inc.	10,221,039	1,158,861
	Humana Inc.	3,097,097	1,157,230
*	IDEXX Laboratories Inc.	2,122,531	1,034,097
*	Moderna Inc.	8,569,517	1,017,630
*	IQVIA Holdings Inc.	4,682,800	990,131
	Agilent Technologies Inc.	7,532,066	976,382
	Cencora Inc.	4,254,969	958,644
*	Centene Corp.	13,715,859	909,361
*	Biogen Inc.	3,741,968	867,463
	GE Healthcare Inc.	10,910,521	850,148
*	Mettler-Toledo International Inc.	548,860	767,081
	ResMed Inc.	3,775,698	722,744
	West Pharmaceutical Services Inc.	1,872,108	616,654
	Cardinal Health Inc.	6,260,001	615,483
	Zimmer Biomet Holdings Inc.	5,287,395	573,841
	STERIS plc	2,539,607	557,545
*	Molina Healthcare Inc.	1,506,113	447,767
	Cooper Cos. Inc.	5,108,311	445,956
*	Hologic Inc.	5,997,965	445,349
*	Waters Corp.	1,524,625	442,324
	Labcorp Holdings Inc.	2,166,503	440,905
	Baxter International Inc.	13,096,682	438,084
*	Align Technology Inc.	1,799,374	434,423
	Quest Diagnostics Inc.	2,854,281	390,694
*	Insulet Corp.	1,800,168	363,274
4

500 Index Fund
		Shares	Market Value• ($000)
	Revvity Inc.	3,171,281	332,540
	Viatris Inc.	30,602,463	325,304
	Bio-Techne Corp.	4,049,764	290,166
	Universal Health Services Inc. Class B	1,533,872	283,659
*	Charles River Laboratories International Inc.	1,323,868	273,485
*	Catalent Inc.	4,647,531	261,331
	Teleflex Inc.	1,211,185	254,749
*	Incyte Corp.	4,086,393	247,717
*	Henry Schein Inc.	3,291,085	210,959
*	Solventum Corp.	3,555,118	187,995
*	DaVita Inc.	1,329,853	184,278
*	Bio-Rad Laboratories Inc. Class A	524,070	143,129
*,2	ABIOMED Inc. CVR	180	—
			138,070,826
Industrials (8.1%)
	General Electric Co.	28,133,072	4,472,314
	Caterpillar Inc.	12,569,005	4,186,736
*	Uber Technologies Inc.	53,704,275	3,903,227
	Honeywell International Inc.	16,736,374	3,573,885
	Union Pacific Corp.	15,681,156	3,548,018
	RTX Corp.	34,170,472	3,430,374
	Eaton Corp. plc	10,275,649	3,221,930
*	Boeing Co.	14,831,013	2,699,393
	United Parcel Service Inc. Class B (XNYS)	18,746,553	2,565,466
	Lockheed Martin Corp.	5,488,590	2,563,720
	Automatic Data Processing Inc.	10,519,383	2,510,872
	Deere & Co.	6,653,376	2,485,901
	Waste Management Inc.	9,380,484	2,001,233
	Trane Technologies plc	5,817,641	1,913,597
	TransDigm Group Inc.	1,438,277	1,837,557
	FedEx Corp.	5,818,615	1,744,654
	General Dynamics Corp.	5,843,638	1,695,473
	CSX Corp.	50,244,562	1,680,681
	Parker-Hannifin Corp.	3,304,169	1,671,282
	Illinois Tool Works Inc.	6,979,141	1,653,777
[1]	Emerson Electric Co.	14,706,277	1,620,044
	Northrop Grumman Corp.	3,575,312	1,558,657
	Cintas Corp.	2,216,238	1,551,943
	3M Co.	14,223,201	1,453,469
	PACCAR Inc.	13,471,413	1,386,747
	Carrier Global Corp.	21,536,225	1,358,505
	Norfolk Southern Corp.	5,806,314	1,246,558
*	Copart Inc.	22,491,338	1,218,131
*	GE Vernova Inc.	7,044,509	1,208,204
	Johnson Controls International plc	17,314,349	1,150,885
	United Rentals Inc.	1,711,499	1,106,878
	L3Harris Technologies Inc.	4,874,651	1,094,749
	Republic Services Inc.	5,262,359	1,022,687
	WW Grainger Inc.	1,123,844	1,013,977
	Otis Worldwide Corp.	10,391,317	1,000,268
	AMETEK Inc.	5,949,230	991,796
	Verisk Analytics Inc.	3,666,886	988,409
	Paychex Inc.	8,235,605	976,413
	Cummins Inc.	3,515,460	973,536
	Quanta Services Inc.	3,762,302	955,963
	Ingersoll Rand Inc. (XYNS)	10,368,760	941,898
	Fastenal Co.	14,718,083	924,884
	Xylem Inc.	6,231,265	845,147
	Old Dominion Freight Line Inc.	4,579,189	808,685
	Rockwell Automation Inc.	2,930,018	806,575
	Delta Air Lines Inc.	16,583,277	786,711
	Howmet Aerospace Inc.	9,966,447	773,695
	Equifax Inc.	3,176,821	770,252
	Westinghouse Air Brake Technologies Corp.	4,533,400	716,504
	Fortive Corp.	9,047,580	670,426
	Dover Corp.	3,531,822	637,317
	Broadridge Financial Solutions Inc.	3,037,478	598,383
	Veralto Corp.	5,648,892	539,300
*	Axon Enterprise Inc.	1,823,401	536,518
5

500 Index Fund
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	3,475,152	506,955
	Hubbell Inc.	1,379,116	504,039
	Expeditors International of Washington Inc.	3,630,236	453,017
	Jacobs Solutions Inc.	3,218,133	449,605
	Southwest Airlines Co.	15,379,769	440,015
*	Builders FirstSource Inc.	3,136,943	434,184
	Textron Inc.	4,901,210	420,818
*	United Airlines Holdings Inc.	8,454,932	411,417
	IDEX Corp.	1,944,887	391,311
	Masco Corp.	5,663,870	377,610
	Snap-on Inc.	1,354,995	354,182
	Rollins Inc.	7,218,193	352,176
	JB Hunt Transport Services Inc.	2,095,367	335,259
	Pentair plc	4,266,923	327,145
	Nordson Corp.	1,397,193	324,065
	Stanley Black & Decker Inc.	3,954,643	315,936
	Allegion plc	2,247,137	265,499
	CH Robinson Worldwide Inc.	3,009,464	265,194
	A O Smith Corp.	3,104,033	253,848
	Huntington Ingalls Industries Inc.	1,013,406	249,632
*	Generac Holdings Inc.	1,557,680	205,956
*,1	Dayforce Inc.	4,057,972	201,275
*	American Airlines Group Inc.	16,874,860	191,192
	Paycom Software Inc.	1,235,216	176,685
			95,801,219
Information Technology (32.4%)
	Microsoft Corp.	191,022,070	85,377,314
	NVIDIA Corp.	632,214,848	78,103,822
	Apple Inc.	370,462,227	78,026,754
	Broadcom Inc.	11,196,095	17,975,666
*	Advanced Micro Devices Inc.	41,541,929	6,738,516
	Salesforce Inc.	24,962,608	6,417,887
*	Adobe Inc.	11,514,063	6,396,523
	Oracle Corp.	40,972,018	5,785,249
	QUALCOMM Inc.	28,734,377	5,723,313
	Applied Materials Inc.	21,355,421	5,039,666
	Cisco Systems Inc.	104,070,728	4,944,400
	Accenture plc Class A	16,159,225	4,902,870
	Intuit Inc.	7,195,702	4,729,087
	Texas Instruments Inc.	23,400,784	4,552,155
*	ServiceNow Inc.	5,268,898	4,144,884
	International Business Machines Corp.	23,609,738	4,083,304
	Micron Technology Inc.	28,461,162	3,743,497
	Lam Research Corp.	3,360,133	3,578,038
	Intel Corp.	109,411,737	3,388,482
	Analog Devices Inc.	12,745,360	2,909,256
	KLA Corp.	3,460,385	2,853,122
*	Palo Alto Networks Inc.	8,304,452	2,815,292
*	Synopsys Inc.	3,920,524	2,332,947
*	Arista Networks Inc.	6,523,864	2,286,484
*	Crowdstrike Holdings Inc. Class A	5,931,704	2,272,970
*	Cadence Design Systems Inc.	6,994,381	2,152,521
	Amphenol Corp. Class A	30,873,490	2,079,947
	NXP Semiconductors NV	6,571,383	1,768,293
	Motorola Solutions Inc.	4,286,617	1,654,848
	Roper Technologies Inc.	2,751,328	1,550,814
*	Autodesk Inc.	5,497,734	1,360,414
	Microchip Technology Inc.	13,888,377	1,270,787
	TE Connectivity Ltd.	7,870,385	1,183,942
*	Super Micro Computer Inc.	1,294,242	1,060,437
	Monolithic Power Systems Inc.	1,251,023	1,027,941
*	Fortinet Inc.	16,296,267	982,176
*	Fair Isaac Corp.	635,082	945,421
*	Gartner Inc.	1,995,269	895,996
	Cognizant Technology Solutions Corp. Class A	12,778,732	868,954
	HP Inc.	22,181,980	776,813
	CDW Corp.	3,454,246	773,198
	Corning Inc.	19,814,949	769,811
*	ON Semiconductor Corp.	11,057,249	757,974
6

500 Index Fund
		Shares	Market Value• ($000)
*	ANSYS Inc.	2,243,682	721,344
	Hewlett Packard Enterprise Co.	33,405,535	707,195
	NetApp Inc.	5,304,673	683,242
*	Western Digital Corp.	8,392,471	635,898
*	First Solar Inc.	2,751,213	620,288
*	Keysight Technologies Inc.	4,486,215	613,490
	Teradyne Inc.	4,012,123	594,958
*	PTC Inc.	3,077,747	559,134
*	Tyler Technologies Inc.	1,091,029	548,548
	Seagate Technology Holdings plc	5,019,495	518,363
*	GoDaddy Inc. Class A	3,624,162	506,332
*	Teledyne Technologies Inc.	1,218,842	472,886
	Skyworks Solutions Inc.	4,125,185	439,662
*	Zebra Technologies Corp. Class A	1,320,699	408,004
*	VeriSign Inc.	2,227,033	395,966
	Gen Digital Inc. (XNGS)	14,161,486	353,754
*	Akamai Technologies Inc.	3,914,654	352,632
*	Trimble Inc.	6,276,489	350,981
*	Enphase Energy Inc.	3,497,076	348,693
	Jabil Inc.	3,099,369	337,180
	Juniper Networks Inc.	8,353,244	304,559
*	Qorvo Inc.	2,483,564	288,193
*	EPAM Systems Inc.	1,489,932	280,271
*	F5 Inc.	1,506,403	259,448
			382,302,806
Materials (2.2%)
	Linde plc	12,354,843	5,421,429
	Freeport-McMoRan Inc.	36,919,906	1,794,307
	Sherwin-Williams Co.	5,995,164	1,789,137
	Ecolab Inc.	6,531,964	1,554,607
	Air Products and Chemicals Inc.	5,713,461	1,474,359
	Newmont Corp. (XNYS)	29,636,695	1,240,888
	Nucor Corp.	6,162,015	974,091
	Corteva Inc.	17,912,785	966,216
	Dow Inc.	18,073,890	958,820
	DuPont de Nemours Inc.	10,745,506	864,906
	Martin Marietta Materials Inc.	1,584,225	858,333
	Vulcan Materials Co.	3,399,183	845,309
	PPG Industries Inc.	6,048,863	761,491
	LyondellBasell Industries NV Class A	6,611,221	632,429
	International Flavors & Fragrances Inc.	6,564,516	625,007
	Steel Dynamics Inc.	3,796,216	491,610
	Ball Corp.	7,976,874	478,772
	Avery Dennison Corp.	2,070,949	452,813
	Packaging Corp. of America	2,291,085	418,260
	International Paper Co.	8,926,688	385,187
	Amcor plc	37,144,250	363,271
	Celanese Corp.	2,582,295	348,326
	CF Industries Holdings Inc.	4,697,473	348,177
	Westrock Co.	6,634,524	333,451
	Eastman Chemical Co.	3,023,545	296,217
[1]	Albemarle Corp.	3,022,696	288,728
	Mosaic Co.	8,259,329	238,695
	FMC Corp.	3,211,205	184,805
			25,389,641
Real Estate (2.2%)
	Prologis Inc.	23,795,959	2,672,524
	American Tower Corp.	12,002,057	2,332,960
	Equinix Inc.	2,439,291	1,845,568
	Welltower Inc.	15,368,576	1,602,174
	Simon Property Group Inc.	8,377,493	1,271,703
	Digital Realty Trust Inc.	8,340,294	1,268,142
	Realty Income Corp.	22,381,855	1,182,210
	Public Storage	4,065,061	1,169,315
	Crown Castle Inc.	11,168,152	1,091,128
	Extra Space Storage Inc.	5,441,746	845,702
*	CoStar Group Inc.	10,494,964	778,097
	AvalonBay Communities Inc.	3,650,586	755,270
	VICI Properties Inc.	24,963,637	714,958
7

500 Index Fund
		Shares	Market Value• ($000)
*	CBRE Group Inc. Class A	7,751,809	690,764
	Iron Mountain Inc.	7,534,485	675,240
	Equity Residential	8,864,572	614,669
	SBA Communications Corp.	2,761,577	542,098
	Ventas Inc.	10,403,949	533,306
	Weyerhaeuser Co.	18,738,192	531,977
	Invitation Homes Inc.	14,791,605	530,871
	Alexandria Real Estate Equities Inc.	4,045,558	473,209
	Essex Property Trust Inc.	1,649,431	448,975
	Mid-America Apartment Communities Inc.	3,001,174	427,997
	Healthpeak Properties Inc.	18,089,169	354,548
	Kimco Realty Corp.	17,148,407	333,708
	Host Hotels & Resorts Inc.	18,109,471	325,608
	UDR Inc.	7,782,218	320,238
	Camden Property Trust	2,738,384	298,785
	Regency Centers Corp.	4,225,949	262,854
	Boston Properties Inc.	3,713,316	228,592
	Federal Realty Investment Trust	1,919,458	193,808
			25,316,998
Utilities (2.3%)
	NextEra Energy Inc.	52,804,881	3,739,114
	Southern Co.	28,103,673	2,180,002
	Duke Energy Corp.	19,833,640	1,987,926
	Constellation Energy Corp.	8,102,160	1,622,620
	Sempra	16,265,502	1,237,154
	American Electric Power Co. Inc.	13,548,346	1,188,732
	Dominion Energy Inc.	21,543,504	1,055,632
	PG&E Corp.	54,926,035	959,009
	Public Service Enterprise Group Inc.	12,801,889	943,499
	Exelon Corp.	25,702,666	889,569
	Consolidated Edison Inc.	8,888,712	794,829
	Xcel Energy Inc.	14,281,020	762,749
	Vistra Corp.	8,394,596	721,767
	Edison International	9,889,418	710,159
	American Water Works Co. Inc.	5,007,217	646,732
	WEC Energy Group Inc.	8,117,444	636,895
	DTE Energy Co.	5,318,455	590,402
	Entergy Corp.	5,488,678	587,289
	PPL Corp.	18,957,336	524,170
	Eversource Energy	9,053,624	513,431
	FirstEnergy Corp.	13,313,554	509,510
	CenterPoint Energy Inc.	16,442,199	509,379
	Ameren Corp.	6,853,853	487,377
	CMS Energy Corp.	7,675,259	456,908
	Atmos Energy Corp.	3,879,179	452,506
	NRG Energy Inc.	5,359,683	417,305
	Alliant Energy Corp.	6,590,003	335,431
	NiSource Inc.	11,522,362	331,959
	AES Corp.	18,265,804	320,930
	Evergy Inc.	5,906,288	312,856
	Pinnacle West Capital Corp.	2,917,130	222,810
			26,648,651
Total Common Stocks (Cost $665,833,778)			1,177,528,059
Temporary Cash Investments (0.2%)
8

500 Index Fund
		Shares	Market Value• ($000)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.380% (Cost $2,724,567)	27,255,249	2,725,252
Total Investments (100.1%) (Cost $668,558,345)			1,180,253,311
Other Assets and Liabilities—Net (-0.1%)			(939,850)
Net Assets (100%)			1,179,313,461
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,515,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $34,952,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	4,211	1,162,552	239

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/30/24	BANA	131,029	(5.930)	—	(252)
Goldman Sachs Group Inc.	8/29/25	BANA	294,460	(6.030)	496	—
Invesco Ltd.	8/30/24	BANA	3,740	(5.880)	35	—
Kroger Co.	1/31/25	GSI	51,050	(5.324)	—	(1,211)
Netflix Inc.	8/30/24	BANA	67,488	(5.330)	—	(247)
VICI Properties Inc.	8/30/24	BANA	52,984	(5.980)	538	—
Visa Inc. Class A	8/30/24	BANA	65,618	(5.230)	—	(127)
					1,069	(1,837)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
9

500 Index Fund
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $665,833,778)	1,177,528,059
Affiliated Issuers (Cost $2,724,567)	2,725,252
Total Investments in Securities	1,180,253,311
Investment in Vanguard	33,504
Cash Collateral Pledged—Futures Contracts	113,249
Cash Collateral Pledged—Over-the-Counter Swap Contracts	15,530
Receivables for Investment Securities Sold	46,101
Receivables for Accrued Income	611,280
Receivables for Capital Shares Issued	856,783
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,069
Total Assets	1,181,930,827
Liabilities
Due to Custodian	371
Payables for Investment Securities Purchased	288,512
Collateral for Securities on Loan	34,952
Payables for Capital Shares Redeemed	349,273
Payables for Distributions	1,915,706
Payables to Vanguard	15,385
Variation Margin Payable—Futures Contracts	11,330
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,837
Total Liabilities	2,617,366
Net Assets	1,179,313,461
1 Includes $33,515,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	661,953,404
Total Distributable Earnings (Loss)	517,360,057
Net Assets	1,179,313,461

Investor Shares—Net Assets
Applicable to 6,270,137 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,159,193
Net Asset Value Per Share—Investor Shares	$503.85

ETF Shares—Net Assets
Applicable to 944,186,514 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	472,008,711
Net Asset Value Per Share—ETF Shares	$499.91

Admiral Shares—Net Assets
Applicable to 1,041,954,346 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	524,893,707
Net Asset Value Per Share—Admiral Shares	$503.76

Institutional Select Shares—Net Assets
Applicable to 671,236,951 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	179,251,850
Net Asset Value Per Share—Institutional Select Shares	$267.05

See accompanying Notes, which are an integral part of the Financial Statements.
10

500 Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	7,553,229
Interest[2]	60,449
Securities Lending—Net	2,572
Total Income	7,616,250
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10,302
Management and Administrative—Investor Shares	2,080
Management and Administrative—ETF Shares	47,046
Management and Administrative—Admiral Shares	82,524
Management and Administrative—Institutional Select Shares	6,262
Marketing and Distribution—Investor Shares	68
Marketing and Distribution—ETF Shares	9,057
Marketing and Distribution—Admiral Shares	9,073
Marketing and Distribution—Institutional Select Shares	136
Custodian Fees	1,745
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	2,267
Shareholders’ Reports—Admiral Shares	1,083
Shareholders’ Reports—Institutional Select Shares	16
Trustees’ Fees and Expenses	316
Other Expenses	13
Total Expenses	171,989
Expenses Paid Indirectly	(148)
Net Expenses	171,841
Net Investment Income	7,444,409
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	23,220,582
Futures Contracts	350,391
Swap Contracts	17,467
Realized Net Gain (Loss)	23,588,440
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	122,887,314
Futures Contracts	(70,719)
Swap Contracts	(2,880)
Change in Unrealized Appreciation (Depreciation)	122,813,715
Net Increase (Decrease) in Net Assets Resulting from Operations	153,846,564
1	Dividends are net of foreign withholding taxes of $1,995,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $57,491,000, $124,000, and $44,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $25,050,656,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

500 Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,444,409	13,895,757
Realized Net Gain (Loss)	23,588,440	20,796,417
Change in Unrealized Appreciation (Depreciation)	122,813,715	164,570,269
Net Increase (Decrease) in Net Assets Resulting from Operations	153,846,564	199,262,443
Distributions
Investor Shares	(19,760)	(46,502)
ETF Shares	(3,067,711)	(5,133,943)
Admiral Shares	(3,457,283)	(6,583,499)
Institutional Select Shares	(1,171,905)	(2,092,603)
Total Distributions	(7,716,659)	(13,856,547)
Capital Share Transactions
Investor Shares	(440,225)	(596,976)
ETF Shares	42,519,350	42,127,992
Admiral Shares	1,817,593	331,303
Institutional Select Shares	8,938,870	8,310,030
Net Increase (Decrease) from Capital Share Transactions	52,835,588	50,172,349
Total Increase (Decrease)	198,965,493	235,578,245
Net Assets
Beginning of Period	980,347,968	744,769,723
End of Period	1,179,313,461	980,347,968

See accompanying Notes, which are an integral part of the Financial Statements.
12

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$440.05	$354.17	$439.86	$346.60	$298.16	$231.44
Investment Operations
Net Investment Income[1]	2.979	5.990	5.605	4.910	5.128	4.801
Net Realized and Unrealized Gain (Loss) on Investments	63.891	85.860	(85.733)	93.389	48.323	67.211
Total from Investment Operations	66.870	91.850	(80.128)	98.299	53.451	72.012
Distributions
Dividends from Net Investment Income	(3.070)	(5.970)	(5.562)	(5.039)	(5.011)	(5.292)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.070)	(5.970)	(5.562)	(5.039)	(5.011)	(5.292)
Net Asset Value, End of Period	$503.85	$440.05	$354.17	$439.86	$346.60	$298.16
Total Return[2]	15.21%	26.11%	-18.23%	28.53%	18.25%	31.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,159	$3,177	$3,093	$4,512	$4,504	$4,723
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.14%[3]	0.14%[3]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.52%	1.47%	1.25%	1.73%	1.82%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$436.63	$351.41	$436.47	$343.93	$295.87	$229.68
Investment Operations
Net Investment Income[1]	3.230	6.412	6.012	5.353	5.413	5.298
Net Realized and Unrealized Gain (Loss) on Investments	63.376	85.165	(85.125)	92.624	47.950	66.463
Total from Investment Operations	66.606	91.577	(79.113)	97.977	53.363	71.761
Distributions
Dividends from Net Investment Income	(3.326)	(6.357)	(5.947)	(5.437)	(5.303)	(5.571)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.326)	(6.357)	(5.947)	(5.437)	(5.303)	(5.571)
Net Asset Value, End of Period	$499.91	$436.63	$351.41	$436.47	$343.93	$295.87
Total Return[2]	15.27%	26.25%	-18.15%	28.66%	18.35%	31.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$472,009	$372,051	$262,211	$279,850	$177,991	$130,728
Ratio of Total Expenses to Average Net Assets	0.03%[3]	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.63%	1.60%	1.36%	1.83%	1.98%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$439.99	$354.11	$439.83	$346.57	$298.14	$231.44
Investment Operations
Net Investment Income[1]	3.224	6.404	6.000	5.326	5.427	5.319
Net Realized and Unrealized Gain (Loss) on Investments	63.873	85.843	(85.767)	93.371	48.314	66.962
Total from Investment Operations	67.097	92.247	(79.767)	98.697	53.741	72.281
Distributions
Dividends from Net Investment Income	(3.327)	(6.367)	(5.953)	(5.437)	(5.311)	(5.581)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.327)	(6.367)	(5.953)	(5.437)	(5.311)	(5.581)
Net Asset Value, End of Period	$503.76	$439.99	$354.11	$439.83	$346.57	$298.14
Total Return[2]	15.27%	26.24%	-18.15%	28.66%	18.37%	31.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$524,894	$456,812	$367,498	$453,239	$359,553	$319,624
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%[3]	0.04%[3]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.62%	1.58%	1.35%	1.83%	1.97%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$233.22	$187.66	$233.06	$183.64	$157.98	$122.64
Investment Operations
Net Investment Income[1]	1.747	3.462	3.249	2.885	2.924	2.857
Net Realized and Unrealized Gain (Loss) on Investments	33.860	45.493	(45.458)	49.478	25.597	35.484
Total from Investment Operations	35.607	48.955	(42.209)	52.363	28.521	38.341
Distributions
Dividends from Net Investment Income	(1.777)	(3.395)	(3.191)	(2.943)	(2.861)	(3.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.777)	(3.395)	(3.191)	(2.943)	(2.861)	(3.001)
Net Asset Value, End of Period	$267.05	$233.22	$187.66	$233.06	$183.64	$157.98
Total Return	15.28%	26.28%	-18.13%	28.70%	18.40%	31.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$179,252	$148,309	$111,968	$118,481	$94,870	$81,230
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%[2]	0.01%[2]	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.65%	1.62%	1.38%	1.86%	2.00%
Portfolio Turnover Rate[3]	1%	2%	2%	2%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Tax-Managed Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
17

500 Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $33,504,000, representing less than 0.01% of the fund’s net assets and 13.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $148,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
18

500 Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,177,528,059	—	—	1,177,528,059
Temporary Cash Investments	2,725,252	—	—	2,725,252
Total	1,180,253,311	—	—	1,180,253,311
Derivative Financial Instruments
Assets
Futures Contracts[1]	239	—	—	239
Swap Contracts	—	1,069	—	1,069
Total	239	1,069	—	1,308
Liabilities
Swap Contracts	—	1,837	—	1,837
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	669,036,605
Gross Unrealized Appreciation	536,560,506
Gross Unrealized Depreciation	(25,343,561)
Net Unrealized Appreciation (Depreciation)	511,216,945
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $17,360,789,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2024, the fund purchased $19,370,796,000 of investment securities and sold $10,018,848,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $78,383,837,000 and $32,995,568,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were  $707,640,000 and sales were $1,364,467,000, resulting in net realized loss of $669,006,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	81,631	172	148,701	374
Issued in Lieu of Cash Distributions	19,757	40	46,496	117
Redeemed	(541,613)	(1,161)	(792,173)	(2,005)
Net Increase (Decrease)—Investor Shares	(440,225)	(949)	(596,976)	(1,514)
19

500 Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	75,239,284	159,484	73,338,523	182,751
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,719,934)	(67,400)	(31,210,531)	(76,825)
Net Increase (Decrease)—ETF Shares	42,519,350	92,084	42,127,992	105,926
Admiral Shares
Issued	23,433,579	49,749	34,205,497	86,235
Issued in Lieu of Cash Distributions	3,014,275	6,104	5,732,224	14,309
Redeemed	(24,630,261)	(52,139)	(39,606,418)	(100,108)
Net Increase (Decrease)—Admiral Shares	1,817,593	3,714	331,303	436
Institutional Select Shares
Issued	10,491,352	41,708	20,807,286	97,892
Issued in Lieu of Cash Distributions	1,171,905	4,475	2,092,603	9,846
Redeemed	(2,724,387)	(10,868)	(14,589,859)	(68,463)
Net Increase (Decrease)—Institutional Select Shares	8,938,870	35,315	8,310,030	39,275
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q402 082024
20

Financial Statements
For the six-months ended June 30, 2024
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
Growth Index Fund	1
Value Index Fund	16
Large-Cap Index Fund	34

Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.3%)
	Linde plc	4,804,695	2,108,348
	Ecolab Inc.	2,652,347	631,259
	Fastenal Co.	6,086,968	382,505
	Albemarle Corp.	824,153	78,723
			3,200,835
Consumer Discretionary (16.6%)
*	Amazon.com Inc.	64,576,832	12,479,473
*	Tesla Inc.	26,890,476	5,321,087
	Costco Wholesale Corp.	4,406,672	3,745,627
*	Netflix Inc.	4,193,687	2,830,236
	McDonald's Corp.	7,216,340	1,839,012
*	Uber Technologies Inc.	19,981,814	1,452,278
	Booking Holdings Inc.	341,955	1,354,655
	TJX Cos. Inc.	11,434,019	1,258,886
	NIKE Inc. Class B	12,238,077	922,384
	Walt Disney Co.	9,265,936	920,015
	Starbucks Corp.	11,510,621	896,102
*	Chipotle Mexican Grill Inc.	13,987,403	876,311
*	O'Reilly Automotive Inc.	609,564	643,736
*	Airbnb Inc. Class A	4,110,649	623,298
	Marriott International Inc. Class A	2,375,352	574,289
	Hilton Worldwide Holdings Inc.	2,605,322	568,481
*	AutoZone Inc.	180,711	535,645
	Ross Stores Inc.	3,500,857	508,745
*	Copart Inc.	9,065,634	490,995
*	Trade Desk Inc. Class A	4,690,137	458,086
	Yum! Brands Inc.	2,977,628	394,417
*	Lululemon Athletica Inc.	1,220,791	364,650
*	Take-Two Interactive Software Inc.	1,775,967	276,145
	Estee Lauder Cos. Inc. Class A	2,417,760	257,250
*	Roblox Corp. Class A	5,744,726	213,761
*	Aptiv plc	3,027,773	213,216
*	Ulta Beauty Inc.	543,946	209,892
	Domino's Pizza Inc.	398,674	205,847
*	Royal Caribbean Cruises Ltd.	1,260,307	200,931
	Las Vegas Sands Corp.	4,297,525	190,166
*	Expedia Group Inc.	1,482,896	186,830
*	Burlington Stores Inc.	751,980	180,475
*	Live Nation Entertainment Inc.	1,907,952	178,851
	Tractor Supply Co.	635,372	171,550
	Rollins Inc.	3,468,405	169,223
[1]	Warner Music Group Corp. Class A	2,209,439	67,719
			41,780,264
Consumer Staples (0.6%)
	Colgate-Palmolive Co.	4,344,044	421,546
*	Monster Beverage Corp.	7,818,216	390,520
	Hershey Co.	1,598,830	293,913
	Church & Dwight Co. Inc.	2,672,737	277,109
	Brown-Forman Corp. Class B	2,045,408	88,341
	Lamb Weston Holdings Inc.	1,039,421	87,395
	Brown-Forman Corp. Class A	341,998	15,092
			1,573,916
Energy (1.0%)
	Hess Corp.	3,076,424	453,834
	Diamondback Energy Inc.	1,907,177	381,798
	Schlumberger NV	7,681,786	362,427
*	First Solar Inc.	1,107,776	249,759
	Cheniere Energy Inc.	1,248,460	218,268

Growth Index Fund
		Shares	Market Value• ($000)
	Baker Hughes Co.	5,808,654	204,290
	Halliburton Co.	4,753,015	160,557
*	Enphase Energy Inc.	1,503,520	149,916
	Coterra Energy Inc.	4,505,074	120,150
	EQT Corp.	2,870,612	106,155
[1]	Texas Pacific Land Corp.	138,989	102,056
			2,509,210
Financials (2.4%)
	S&P Global Inc.	3,223,741	1,437,789
	Blackstone Inc.	7,287,287	902,166
	Moody's Corp.	1,600,398	673,656
	Apollo Global Management Inc.	4,179,073	493,423
*	Coinbase Global Inc. Class A	1,986,181	441,389
	MSCI Inc.	799,645	385,229
	Aon plc Class A (XNYS)	1,117,724	328,141
	Ares Management Corp. Class A	2,002,421	266,883
	Broadridge Financial Solutions Inc.	1,307,181	257,515
	LPL Financial Holdings Inc.	836,988	233,771
	FactSet Research Systems Inc.	444,393	181,432
	Tradeweb Markets Inc. Class A	1,412,362	149,710
	Brown & Brown Inc.	1,436,451	128,433
	Interactive Brokers Group Inc. Class A	728,882	89,361
			5,968,898
Health Care (7.1%)
	Eli Lilly & Co.	8,467,958	7,666,720
*	Intuitive Surgical Inc.	3,565,201	1,585,980
*	Vertex Pharmaceuticals Inc.	2,603,005	1,220,080
	Stryker Corp.	3,461,401	1,177,742
*	Boston Scientific Corp.	14,862,251	1,144,542
	Zoetis Inc.	4,209,010	729,674
*	Edwards Lifesciences Corp.	6,249,667	577,282
*	DexCom Inc.	4,165,466	472,280
*	Moderna Inc.	3,586,864	425,940
*	IDEXX Laboratories Inc.	871,169	424,434
*	Alnylam Pharmaceuticals Inc.	1,431,210	347,784
	ResMed Inc.	1,581,759	302,780
*	Veeva Systems Inc. Class A	1,585,553	290,172
	West Pharmaceutical Services Inc.	807,554	266,000
	Agilent Technologies Inc.	1,656,389	214,718
	Cooper Cos. Inc.	2,257,596	197,088
*	Align Technology Inc.	815,167	196,806
*	Illumina Inc.	1,818,260	189,790
*	BioMarin Pharmaceutical Inc.	2,220,610	182,823
	STERIS plc	611,517	134,252
*	Incyte Corp.	2,066,945	125,298
*	Insulet Corp.	492,186	99,323
*,2	ABIOMED Inc. CVR	15	—
			17,971,508
Industrials (7.7%)
	Visa Inc. Class A	15,178,666	3,983,944
	Mastercard Inc. Class A	8,249,281	3,639,253
*	Boeing Co.	6,201,837	1,128,796
	Automatic Data Processing Inc.	4,147,616	989,994
	Accenture plc Class A	3,197,491	970,151
	General Electric Co.	5,301,355	842,756
	Sherwin-Williams Co.	2,346,896	700,384
	TransDigm Group Inc.	545,741	697,244
	Cintas Corp.	891,797	624,490
*	Fiserv Inc.	3,070,100	457,568
	WW Grainger Inc.	467,148	421,480
	Verisk Analytics Inc.	1,513,207	407,885
	Paychex Inc.	3,423,510	405,891
	Quanta Services Inc.	1,547,708	393,257
*	Block Inc. (XNYS)	5,919,143	381,726
*	Fair Isaac Corp.	252,913	376,501
	Old Dominion Freight Line Inc.	2,094,943	369,967
	Vulcan Materials Co.	1,417,492	352,502
	Equifax Inc.	1,340,100	324,921
*	Mettler-Toledo International Inc.	230,130	321,627

Growth Index Fund
		Shares	Market Value• ($000)
*	GE Vernova Inc.	1,524,658	261,494
*	Waters Corp.	677,944	196,685
	Martin Marietta Materials Inc.	354,901	192,285
	Rockwell Automation Inc.	671,995	184,987
	Howmet Aerospace Inc.	2,347,507	182,237
	JB Hunt Transport Services Inc.	989,786	158,366
	HEICO Corp. Class A	836,625	148,518
	Veralto Corp.	1,439,455	137,425
	HEICO Corp.	456,959	102,181
*,1	Symbotic Inc.	1,008,832	35,471
			19,389,986
Real Estate (1.3%)
	American Tower Corp.	4,749,981	923,301
	Equinix Inc.	973,329	736,421
	Welltower Inc.	6,167,850	642,998
*	CoStar Group Inc.	4,395,011	325,846
	Realty Income Corp.	4,820,058	254,596
	SBA Communications Corp.	1,204,745	236,491
	Sun Communities Inc.	1,472,269	177,173
			3,296,826
Technology (60.8%)
	Microsoft Corp.	73,356,965	32,786,896
	Apple Inc.	143,793,474	30,285,782
	NVIDIA Corp.	230,687,155	28,499,091
	Meta Platforms Inc. Class A	21,667,254	10,925,063
	Alphabet Inc. Class A	58,012,814	10,567,034
	Alphabet Inc. Class C	47,153,423	8,648,881
*	Advanced Micro Devices Inc.	16,106,543	2,612,642
*	Adobe Inc.	4,478,294	2,487,871
	Salesforce Inc.	9,194,159	2,363,818
	Applied Materials Inc.	8,291,794	1,956,780
	Texas Instruments Inc.	9,122,051	1,774,513
	Intuit Inc.	2,667,916	1,753,381
*	ServiceNow Inc.	2,061,892	1,622,029
	Lam Research Corp.	1,318,487	1,403,991
	KLA Corp.	1,364,367	1,124,934
*	Palo Alto Networks Inc.	3,286,310	1,114,092
*	Synopsys Inc.	1,560,220	928,425
*	Crowdstrike Holdings Inc. Class A	2,355,413	902,571
*	Cadence Design Systems Inc.	2,779,273	855,321
	Amphenol Corp. Class A	12,276,989	827,101
	Marvell Technology Inc.	8,954,593	625,926
	Roper Technologies Inc.	1,106,494	623,686
*	Autodesk Inc.	2,240,062	554,303
*	Palantir Technologies Inc. Class A	21,168,314	536,193
*	Workday Inc. Class A	2,221,536	496,647
*	Super Micro Computer Inc.	527,311	432,052
*	Snowflake Inc. Class A	3,181,368	429,771
	Monolithic Power Systems Inc.	493,300	405,335
*	Fortinet Inc.	6,496,514	391,545
*	Datadog Inc. Class A	2,993,938	388,284
*	DoorDash Inc. Class A	3,446,915	374,955
*	Gartner Inc.	791,836	355,582
	Vertiv Holdings Co. Class A	3,826,681	331,276
*	HubSpot Inc.	524,472	309,328
*	Atlassian Corp. Ltd. Class A	1,723,676	304,884
*	ANSYS Inc.	947,435	304,600
*	Pinterest Inc. Class A	6,546,728	288,514
*	Cloudflare Inc. Class A	3,217,708	266,523
	Teradyne Inc.	1,738,753	257,840
*	Tyler Technologies Inc.	476,956	239,804
*	MongoDB Inc.	806,024	201,474
*	Snap Inc. Class A	12,059,244	200,304
*	Zscaler Inc.	1,041,877	200,238
*	Okta Inc.	1,908,561	178,660
*	VeriSign Inc.	995,059	176,921
*	ON Semiconductor Corp.	2,509,822	172,048
	Seagate Technology Holdings plc	1,327,790	137,121
*	MicroStrategy Inc. Class A	95,371	131,372

Growth Index Fund
		Shares	Market Value• ($000)
*	GoDaddy Inc. Class A	896,585	125,262
	Bentley Systems Inc. Class B	2,117,726	104,531
*	EPAM Systems Inc.	294,725	55,441
			153,040,636
Telecommunications (0.9%)
	T-Mobile US Inc.	5,356,705	943,744
*	Arista Networks Inc.	2,567,051	899,700
	Motorola Solutions Inc.	898,000	346,673
			2,190,117
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,714,947	476,093
Total Common Stocks (Cost $113,562,614)			251,398,289
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.380% (Cost $386,724)	3,867,938	386,755
Total Investments (100.1%) (Cost $113,949,338)			251,785,044
Other Assets and Liabilities—Net (-0.1%)			(142,737)
Net Assets (100%)			251,642,307
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,224,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $27,971,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	281	77,577	(131)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/30/24	BANA	67,488	(5.330)	—	(247)
Visa Inc. Class A	8/30/24	BANA	116,799	(5.230)	—	(226)
					—	(473)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,298,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $113,562,614)	251,398,289
Affiliated Issuers (Cost $386,724)	386,755
Total Investments in Securities	251,785,044
Investment in Vanguard	6,925
Cash Collateral Pledged—Futures Contracts	2,435
Receivables for Investment Securities Sold	24,676
Receivables for Accrued Income	35,466
Receivables for Capital Shares Issued	81,095
Total Assets	251,935,641
Liabilities
Due to Custodian	22,527
Payables for Investment Securities Purchased	5,964
Collateral for Securities on Loan	27,971
Payables for Capital Shares Redeemed	68,312
Payables for Distributions	163,291
Payables to Vanguard	4,541
Variation Margin Payable—Futures Contracts	255
Unrealized Depreciation—Over-the-Counter Swap Contracts	473
Total Liabilities	293,334
Net Assets	251,642,307
1 Includes $27,224,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	117,271,673
Total Distributable Earnings (Loss)	134,370,634
Net Assets	251,642,307

Investor Shares—Net Assets
Applicable to 2,426,407 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	466,833
Net Asset Value Per Share—Investor Shares	$192.40

ETF Shares—Net Assets
Applicable to 358,169,157 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	133,820,526
Net Asset Value Per Share—ETF Shares	$373.62

Admiral Shares—Net Assets
Applicable to 426,764,853 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	82,076,752
Net Asset Value Per Share—Admiral Shares	$192.32

Institutional Shares—Net Assets
Applicable to 183,422,188 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,278,196
Net Asset Value Per Share—Institutional Shares	$192.33

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	611,483
Interest[2]	10,582
Securities Lending—Net	376
Total Income	622,441
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,169
Management and Administrative—Investor Shares	352
Management and Administrative—ETF Shares	18,826
Management and Administrative—Admiral Shares	15,815
Management and Administrative—Institutional Shares	5,463
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—ETF Shares	2,226
Marketing and Distribution—Admiral Shares	1,575
Marketing and Distribution—Institutional Shares	406
Custodian Fees	558
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	935
Shareholders’ Reports—Admiral Shares	264
Shareholders’ Reports—Institutional Shares	55
Trustees’ Fees and Expenses	64
Other Expenses	8
Total Expenses	48,728
Expenses Paid Indirectly	(47)
Net Expenses	48,681
Net Investment Income	573,760
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	7,362,579
Futures Contracts	35,701
Swap Contracts	15,564
Foreign Currencies	(2)
Realized Net Gain (Loss)	7,413,842
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	34,085,200
Futures Contracts	(5,826)
Swap Contracts	(20)
Change in Unrealized Appreciation (Depreciation)	34,079,354
Net Increase (Decrease) in Net Assets Resulting from Operations	42,066,956
1	Dividends are net of foreign withholding taxes of $209,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,244,000, $15,000, and $17,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $7,941,682,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	573,760	1,122,556
Realized Net Gain (Loss)	7,413,842	6,637,003
Change in Unrealized Appreciation (Depreciation)	34,079,354	55,188,180
Net Increase (Decrease) in Net Assets Resulting from Operations	42,066,956	62,947,739
Distributions
Investor Shares	(884)	(2,067)
ETF Shares	(324,241)	(594,545)
Admiral Shares	(198,638)	(382,500)
Institutional Shares	(86,308)	(159,537)
Total Distributions	(610,071)	(1,138,649)
Capital Share Transactions
Investor Shares	(27,864)	(71,816)
ETF Shares	7,516,237	4,133,790
Admiral Shares	792,486	1,324,290
Institutional Shares	1,355,037	1,050,251
Net Increase (Decrease) from Capital Share Transactions	9,635,896	6,436,515
Total Increase (Decrease)	51,092,781	68,245,605
Net Assets
Beginning of Period	200,549,526	132,303,921
End of Period	251,642,307	200,549,526

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$160.06	$109.76	$165.20	$130.50	$93.87	$69.10
Investment Operations
Net Investment Income[1]	.335	.735	.638	.565	.728	.746
Net Realized and Unrealized Gain (Loss) on Investments	32.362	50.316	(55.480)	34.731	36.631	24.802
Total from Investment Operations	32.697	51.051	(54.842)	35.296	37.359	25.548
Distributions
Dividends from Net Investment Income	(.357)	(.751)	(.598)	(.596)	(.729)	(.778)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.357)	(.751)	(.598)	(.596)	(.729)	(.778)
Net Asset Value, End of Period	$192.40	$160.06	$109.76	$165.20	$130.50	$93.87
Total Return[2]	20.44%	46.60%	-33.22%	27.10%	40.01%	37.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$467	$415	$345	$692	$750	$572
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.39%	0.54%	0.50%	0.39%	0.69%	0.92%
Portfolio Turnover Rate[4]	3%	5%	5%	8%	6%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$310.82	$213.14	$320.83	$253.44	$182.31	$134.21
Investment Operations
Net Investment Income[1]	.875	1.786	1.584	1.483	1.683	1.773
Net Realized and Unrealized Gain (Loss) on Investments	62.849	97.696	(107.775)	67.447	71.131	48.065
Total from Investment Operations	63.724	99.482	(106.191)	68.930	72.814	49.838
Distributions
Dividends from Net Investment Income	(.924)	(1.802)	(1.499)	(1.540)	(1.684)	(1.738)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.924)	(1.802)	(1.499)	(1.540)	(1.684)	(1.738)
Net Asset Value, End of Period	$373.62	$310.82	$213.14	$320.83	$253.44	$182.31
Total Return	20.51%	46.78%	-33.13%	27.26%	40.16%	37.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$133,821	$104,484	$68,198	$90,506	$68,474	$46,481
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.67%	0.64%	0.52%	0.81%	1.09%
Portfolio Turnover Rate[3]	3%	5%	5%	8%	6%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$160.00	$109.72	$165.15	$130.46	$93.84	$69.09
Investment Operations
Net Investment Income[1]	.441	.905	.799	.748	.855	.907
Net Realized and Unrealized Gain (Loss) on Investments	32.345	50.289	(55.471)	34.720	36.621	24.728
Total from Investment Operations	32.786	51.194	(54.672)	35.468	37.476	25.635
Distributions
Dividends from Net Investment Income	(.466)	(.914)	(.758)	(.778)	(.856)	(.885)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.466)	(.914)	(.758)	(.778)	(.856)	(.885)
Net Asset Value, End of Period	$192.32	$160.00	$109.72	$165.15	$130.46	$93.84
Total Return[2]	20.50%	46.77%	-33.14%	27.26%	40.19%	37.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82,077	$67,555	$45,295	$68,372	$53,928	$38,103
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.51%	0.66%	0.63%	0.51%	0.80%	1.08%
Portfolio Turnover Rate[4]	3%	5%	5%	8%	6%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$160.00	$109.72	$165.16	$130.47	$93.85	$69.09
Investment Operations
Net Investment Income[1]	.451	.920	.812	.762	.867	.912
Net Realized and Unrealized Gain (Loss) on Investments	32.354	50.288	(55.481)	34.721	36.620	24.742
Total from Investment Operations	32.805	51.208	(54.669)	35.483	37.487	25.654
Distributions
Dividends from Net Investment Income	(.475)	(.928)	(.771)	(.793)	(.867)	(.894)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.475)	(.928)	(.771)	(.793)	(.867)	(.894)
Net Asset Value, End of Period	$192.33	$160.00	$109.72	$165.16	$130.47	$93.85
Total Return	20.51%	46.78%	-33.14%	27.27%	40.20%	37.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,278	$28,096	$18,465	$27,688	$22,582	$16,426
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.67%	0.64%	0.52%	0.82%	1.09%
Portfolio Turnover Rate[3]	3%	5%	5%	8%	6%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Growth Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $6,925,000, representing less than 0.01% of the fund’s net assets and 2.77% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $47,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Growth Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	251,398,289	—	—	251,398,289
Temporary Cash Investments	386,755	—	—	386,755
Total	251,785,044	—	—	251,785,044
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	131	—	—	131
Swap Contracts	—	473	—	473
Total	131	473	—	604
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	114,029,026
Gross Unrealized Appreciation	140,209,188
Gross Unrealized Depreciation	(2,453,301)
Net Unrealized Appreciation (Depreciation)	137,755,887
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $10,798,796,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2024, the fund purchased $9,434,569,000 of investment securities and sold $7,056,931,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $18,173,109,000 and $10,744,907,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $2,217,726,000 and sales were $3,676,947,000, resulting in net realized loss of $599,312,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	33,378	192	55,136	397
Issued in Lieu of Cash Distributions	884	5	2,067	15
Redeemed	(62,126)	(363)	(129,019)	(961)
Net Increase (Decrease)—Investor Shares	(27,864)	(166)	(71,816)	(549)
ETF Shares
Issued	18,428,844	52,215	19,484,306	70,663
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,912,607)	(30,200)	(15,350,516)	(54,475)
Net Increase (Decrease)—ETF Shares	7,516,237	22,015	4,133,790	16,188

Growth Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	5,943,040	34,158	8,600,018	62,400
Issued in Lieu of Cash Distributions	177,807	958	341,776	2,406
Redeemed	(5,328,361)	(30,581)	(7,617,504)	(55,420)
Net Increase (Decrease)—Admiral Shares	792,486	4,535	1,324,290	9,386
Institutional Shares
Issued	2,927,170	16,846	3,413,487	24,671
Issued in Lieu of Cash Distributions	83,403	449	153,620	1,081
Redeemed	(1,655,536)	(9,468)	(2,516,856)	(18,452)
Net Increase (Decrease)—Institutional Shares	1,355,037	7,827	1,050,251	7,300
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.

Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.6%)
	Freeport-McMoRan Inc.	11,771,171	572,079
	Air Products and Chemicals Inc.	1,821,141	469,945
	Newmont Corp. (XNYS)	9,449,700	395,659
	Nucor Corp.	1,963,580	310,403
	LyondellBasell Industries NV Class A	2,130,475	203,801
	International Flavors & Fragrances Inc.	2,097,065	199,661
	Avery Dennison Corp.	661,623	144,664
	International Paper Co.	2,852,254	123,075
	Celanese Corp.	897,043	121,002
	CF Industries Holdings Inc.	1,501,066	111,259
	Steel Dynamics Inc.	613,009	79,385
	Albemarle Corp.	482,086	46,049
	Westlake Corp.	158,563	22,963
			2,799,945
Consumer Discretionary (7.5%)
	Home Depot Inc.	8,126,338	2,797,411
	Walmart Inc.	36,323,936	2,459,494
	Lowe's Cos. Inc.	4,669,112	1,029,352
	Walt Disney Co.	7,469,021	741,599
	Target Corp.	3,782,969	560,031
	General Motors Co.	9,345,130	434,175
	Ford Motor Co.	32,131,177	402,925
	DR Horton Inc.	2,428,091	342,191
	Lennar Corp. Class A	2,066,909	309,768
	Electronic Arts Inc.	2,181,350	303,927
	Delta Air Lines Inc.	5,279,139	250,442
	Dollar General Corp.	1,799,316	237,924
	eBay Inc.	4,139,935	222,397
	Garmin Ltd.	1,262,003	205,606
	PulteGroup Inc.	1,720,041	189,377
*	NVR Inc.	24,389	185,077
*	Dollar Tree Inc.	1,700,616	181,575
	Genuine Parts Co.	1,144,028	158,242
*	Carnival Corp.	8,294,958	155,282
	Darden Restaurants Inc.	980,170	148,319
	Omnicom Group Inc.	1,608,727	144,303
*	Royal Caribbean Cruises Ltd.	898,257	143,209
	Southwest Airlines Co.	4,914,614	140,607
*	Warner Bros Discovery Inc.	18,112,090	134,754
	Best Buy Co. Inc.	1,591,873	134,179
*	United Airlines Holdings Inc.	2,700,060	131,385
	Tractor Supply Co.	442,248	119,407
	News Corp. Class A	4,045,270	111,528
*	MGM Resorts International	1,932,166	85,865
	Fox Corp. Class A	1,842,372	63,322
	Pool Corp.	149,580	45,970
	LKQ Corp.	1,096,820	45,617
	Fox Corp. Class B	1,028,833	32,943
	Endeavor Group Holdings Inc. Class A	559,479	15,123
*	Liberty Media Corp. - Liberty SiriusXM Class A	120,103	2,660
*	Liberty Media Corp. - Liberty SiriusXM Class C	107,096	2,373
	Lennar Corp. Class B	15,602	2,175
	Sirius XM Holdings Inc.	465,014	1,316
	News Corp. Class B	14,085	400
			12,672,250
Consumer Staples (9.1%)
	Procter & Gamble Co.	19,343,036	3,190,053
	Coca-Cola Co.	31,780,153	2,022,807
	PepsiCo Inc.	11,267,031	1,858,271

Value Index Fund
		Shares	Market Value• ($000)
	Philip Morris International Inc.	12,738,832	1,290,826
	Mondelez International Inc. Class A	10,991,142	719,260
	Altria Group Inc.	14,069,315	640,857
	McKesson Corp.	1,065,168	622,101
	CVS Health Corp.	10,285,813	607,480
	Kimberly-Clark Corp.	2,757,855	381,135
	Constellation Brands Inc. Class A	1,348,486	346,938
	Colgate-Palmolive Co.	3,360,177	326,072
	Cencora Inc.	1,371,153	308,921
	Corteva Inc.	5,632,926	303,840
	Keurig Dr Pepper Inc.	8,880,862	296,621
	General Mills Inc.	4,623,206	292,464
	Sysco Corp.	4,078,076	291,134
	Kenvue Inc.	15,677,982	285,026
	Archer-Daniels-Midland Co.	4,047,004	244,641
	Kroger Co.	4,316,984	215,547
	Kraft Heinz Co.	6,455,733	208,004
	McCormick & Co. Inc.	2,067,603	146,676
	Clorox Co.	1,019,895	139,185
	Tyson Foods Inc. Class A	2,349,103	134,228
	Kellanova	2,246,491	129,578
	Conagra Brands Inc.	3,926,325	111,586
	Hormel Foods Corp.	2,477,054	75,525
	Campbell Soup Co.	1,591,594	71,924
	Walgreens Boots Alliance Inc.	5,668,027	68,555
	Brown-Forman Corp. Class B	1,235,052	53,342
	J M Smucker Co.	414,625	45,211
	Brown-Forman Corp. Class A	217,849	9,614
			15,437,422
Energy (7.2%)
	Exxon Mobil Corp.	36,764,471	4,232,326
	Chevron Corp.	14,382,598	2,249,726
	ConocoPhillips	9,584,177	1,096,238
	EOG Resources Inc.	4,709,077	592,732
	Marathon Petroleum Corp.	2,887,197	500,871
	Phillips 66	3,474,311	490,469
	Williams Cos. Inc.	9,987,342	424,462
	Valero Energy Corp.	2,679,386	420,021
	ONEOK Inc.	4,782,912	390,046
	Occidental Petroleum Corp.	5,081,948	320,315
	Kinder Morgan Inc.	15,449,783	306,987
	Schlumberger NV	5,850,367	276,020
	Devon Energy Corp.	5,171,842	245,145
	Cheniere Energy Inc.	892,010	155,950
	Baker Hughes Co.	4,098,156	144,132
	Marathon Oil Corp.	4,631,723	132,792
	Halliburton Co.	3,271,916	110,525
	Coterra Energy Inc.	2,903,800	77,444
			12,166,201
Financials (19.7%)
*	Berkshire Hathaway Inc. Class B	12,260,610	4,987,616
	JPMorgan Chase & Co.	23,534,564	4,760,101
	Bank of America Corp.	54,476,425	2,166,527
	Wells Fargo & Co.	28,571,650	1,696,870
	Goldman Sachs Group Inc.	2,392,648	1,082,243
*	Berkshire Hathaway Inc. Class A	1,763	1,079,381
	Progressive Corp.	4,800,247	997,059
	Morgan Stanley	9,988,821	970,814
	Citigroup Inc.	14,849,973	942,379
	BlackRock Inc.	1,156,863	910,821
	Charles Schwab Corp.	11,651,653	858,610
	Marsh & McLennan Cos. Inc.	4,037,723	850,829
	Chubb Ltd.	3,327,904	848,882
	Intercontinental Exchange Inc.	4,701,079	643,531
	CME Group Inc.	2,950,884	580,144
	KKR & Co. Inc.	5,453,773	573,955
	PNC Financial Services Group Inc.	3,260,510	506,944
	US Bancorp	12,034,440	477,767
	Arthur J Gallagher & Co.	1,790,001	464,165

Value Index Fund
		Shares	Market Value• ($000)
	Truist Financial Corp.	10,961,814	425,866
	Aflac Inc.	4,656,203	415,845
	American International Group Inc.	5,435,770	403,552
	Travelers Cos. Inc.	1,875,793	381,424
	Bank of New York Mellon Corp.	6,126,783	366,933
	Ameriprise Financial Inc.	813,756	347,628
	MetLife Inc.	4,951,651	347,556
	Allstate Corp.	2,161,946	345,176
	Prudential Financial Inc.	2,941,082	344,665
*	Arch Capital Group Ltd.	2,920,964	294,696
	Discover Financial Services	2,051,286	268,329
	Aon plc Class A (XNYS)	847,199	248,721
	Hartford Financial Services Group Inc.	2,420,445	243,352
	Willis Towers Watson plc	836,354	219,242
	Nasdaq Inc.	3,536,722	213,123
	T Rowe Price Group Inc.	1,826,563	210,621
	M&T Bank Corp.	1,364,744	206,568
	Fifth Third Bancorp	5,595,068	204,164
	Raymond James Financial Inc.	1,525,156	188,525
	State Street Corp.	2,350,008	173,901
*	Markel Group Inc.	101,410	159,788
	Huntington Bancshares Inc.	11,902,703	156,878
	Cincinnati Financial Corp.	1,285,743	151,846
	Principal Financial Group Inc.	1,925,010	151,017
	Regions Financial Corp.	7,521,979	150,740
	Cboe Global Markets Inc.	863,532	146,852
	Everest Group Ltd.	354,652	135,129
	Northern Trust Corp.	1,596,160	134,046
	Citizens Financial Group Inc.	3,550,369	127,920
	W R Berkley Corp.	1,574,754	123,744
	Loews Corp.	1,545,995	115,548
	KeyCorp.	7,743,743	110,039
	Fidelity National Financial Inc.	2,131,924	105,360
	Corebridge Financial Inc.	1,997,371	58,163
	Franklin Resources Inc.	2,591,958	57,930
	Interactive Brokers Group Inc. Class A	417,845	51,228
*	Rocket Cos. Inc. Class A	1,087,442	14,898
			33,199,651
Health Care (16.8%)
	UnitedHealth Group Inc.	7,542,618	3,841,154
	Johnson & Johnson	19,722,935	2,882,704
	Merck & Co. Inc.	20,756,810	2,569,693
	AbbVie Inc.	14,471,952	2,482,229
	Thermo Fisher Scientific Inc.	3,127,992	1,729,780
	Abbott Laboratories	14,255,071	1,481,244
	Amgen Inc.	4,396,205	1,373,594
	Danaher Corp.	5,462,623	1,364,836
	Pfizer Inc.	46,434,898	1,299,249
	Elevance Health Inc.	1,904,516	1,031,981
*	Regeneron Pharmaceuticals Inc.	843,693	886,747
	Medtronic plc	10,877,892	856,199
	Cigna Group	2,327,824	769,509
	Gilead Sciences Inc.	10,208,918	700,434
	Bristol-Myers Squibb Co.	16,607,527	689,711
	Becton Dickinson & Co.	2,367,477	553,303
	HCA Healthcare Inc.	1,609,539	517,113
	Humana Inc.	987,183	368,861
*	IQVIA Holdings Inc.	1,416,810	299,570
*	Centene Corp.	4,380,472	290,425
	GE Healthcare Inc.	3,550,490	276,654
*	Biogen Inc.	1,191,952	276,318
	Cardinal Health Inc.	2,000,364	196,676
	Zimmer Biomet Holdings Inc.	1,689,579	183,370
	Agilent Technologies Inc.	1,202,077	155,825
*	Molina Healthcare Inc.	484,592	144,069
*	Hologic Inc.	1,916,650	142,311
	Labcorp Holdings Inc.	692,303	140,891
	Baxter International Inc.	4,184,819	139,982
	Quest Diagnostics Inc.	912,387	124,888

Value Index Fund
		Shares	Market Value• ($000)
*	Avantor Inc.	5,578,367	118,261
	Revvity Inc.	1,013,322	106,257
	Viatris Inc.	9,779,128	103,952
	STERIS plc	406,177	89,172
	Royalty Pharma plc Class A	3,148,596	83,029
			28,269,991
Industrials (15.3%)
	Caterpillar Inc.	4,007,949	1,335,048
	Honeywell International Inc.	5,335,892	1,139,426
	Union Pacific Corp.	5,000,503	1,131,414
	RTX Corp.	10,895,037	1,093,753
	Eaton Corp. plc	3,276,844	1,027,454
	American Express Co.	4,127,207	955,655
	Lockheed Martin Corp.	1,966,332	918,474
	United Parcel Service Inc. Class B (XNYS)	5,977,060	817,961
	Deere & Co.	2,145,393	801,583
	Accenture plc Class A	2,575,787	781,519
	General Electric Co.	4,260,758	677,333
	Trane Technologies plc	1,855,181	610,225
	General Dynamics Corp.	2,023,671	587,148
	Illinois Tool Works Inc.	2,324,112	550,722
	FedEx Corp.	1,814,848	544,164
	CSX Corp.	16,018,239	535,810
	Parker-Hannifin Corp.	1,053,377	532,809
	Emerson Electric Co.	4,687,940	516,423
*	PayPal Holdings Inc.	8,569,463	497,286
	Northrop Grumman Corp.	1,091,103	475,666
	3M Co.	4,533,647	463,293
	Carrier Global Corp.	7,013,575	442,416
	PACCAR Inc.	4,295,932	442,223
	Capital One Financial Corp.	2,973,219	411,642
	Norfolk Southern Corp.	1,850,867	397,363
*	Fiserv Inc.	2,395,382	357,008
	Johnson Controls International plc	5,356,519	356,048
	United Rentals Inc.	545,526	352,808
	L3Harris Technologies Inc.	1,553,703	348,931
	Fidelity National Information Services Inc.	4,555,534	343,305
	Ferguson plc	1,653,447	320,190
	Otis Worldwide Corp.	3,311,776	318,791
	AMETEK Inc.	1,895,854	316,058
	Cummins Inc.	1,120,219	310,222
	Dow Inc.	5,757,892	305,456
	Ingersoll Rand Inc. (XYNS)	3,303,853	300,122
	Xylem Inc.	1,984,993	269,225
	DuPont de Nemours Inc.	3,079,722	247,887
	PPG Industries Inc.	1,926,091	242,476
	Westinghouse Air Brake Technologies Corp.	1,443,328	228,118
	Fortive Corp.	2,879,620	213,380
	Dover Corp.	1,123,962	202,819
	Global Payments Inc.	2,086,574	201,772
*	Keysight Technologies Inc.	1,433,597	196,044
*	GE Vernova Inc.	1,125,356	193,010
	Synchrony Financial	3,278,462	154,711
	Ball Corp.	2,549,076	152,995
*	Teledyne Technologies Inc.	389,271	151,029
*	Corpay Inc.	547,994	145,991
	Expeditors International of Washington Inc.	1,153,554	143,952
	Jacobs Solutions Inc.	1,028,386	143,676
	Martin Marietta Materials Inc.	253,026	137,089
	Packaging Corp. of America	737,530	134,643
	Textron Inc.	1,566,313	134,484
*	Zebra Technologies Corp. Class A	422,289	130,458
	Howmet Aerospace Inc.	1,678,017	130,264
	Rockwell Automation Inc.	467,622	128,727
	Masco Corp.	1,808,880	120,598
	TransUnion	1,594,920	118,279
	Snap-on Inc.	432,973	113,175
*	Trimble Inc.	2,005,718	112,160
	Stanley Black & Decker Inc.	1,263,665	100,954

Value Index Fund
		Shares	Market Value• ($000)
	Veralto Corp.	962,928	91,931
	Hubbell Inc.	220,428	80,562
			25,736,158
Real Estate (3.1%)
	Prologis Inc.	7,587,529	852,155
	Digital Realty Trust Inc.	2,646,245	402,362
	Simon Property Group Inc.	2,535,838	384,940
	Public Storage	1,296,009	372,797
	Crown Castle Inc.	3,559,547	347,768
	Extra Space Storage Inc.	1,733,439	269,394
	VICI Properties Inc.	8,535,952	244,470
	AvalonBay Communities Inc.	1,163,586	240,734
*	CBRE Group Inc. Class A	2,510,182	223,682
	Iron Mountain Inc.	2,397,946	214,904
	Equity Residential	2,944,083	204,143
	Realty Income Corp.	3,574,952	188,829
	Invitation Homes Inc.	4,779,494	171,536
	Weyerhaeuser Co.	5,992,073	170,115
	Ventas Inc.	3,307,260	169,530
	Alexandria Real Estate Equities Inc.	1,429,077	167,159
	Essex Property Trust Inc.	527,359	143,547
	Mid-America Apartment Communities Inc.	958,330	136,667
	WP Carey Inc.	1,797,184	98,935
	Healthpeak Properties Inc.	2,890,212	56,648
	UDR Inc.	1,352,373	55,650
	Host Hotels & Resorts Inc.	2,889,192	51,948
			5,167,913
Technology (10.7%)
	Broadcom Inc.	3,797,796	6,097,475
	Oracle Corp.	13,514,485	1,908,245
	QUALCOMM Inc.	9,145,603	1,821,621
	International Business Machines Corp.	7,527,899	1,301,950
	Micron Technology Inc.	9,074,675	1,193,592
	Intel Corp.	34,884,056	1,080,359
	Analog Devices Inc.	4,065,972	928,099
	Microchip Technology Inc.	4,397,211	402,345
	TE Connectivity Ltd.	2,507,870	377,259
	Dell Technologies Inc. Class C	2,132,770	294,130
	Cognizant Technology Solutions Corp. Class A	4,070,648	276,804
	HP Inc.	7,610,611	266,524
	CDW Corp.	1,100,008	246,226
	Corning Inc.	6,309,455	245,122
	Hewlett Packard Enterprise Co.	10,635,693	225,158
	NetApp Inc.	1,694,926	218,306
*	Western Digital Corp.	2,681,552	203,181
	Skyworks Solutions Inc.	1,317,700	140,440
*	ON Semiconductor Corp.	1,766,645	121,104
*	Zoom Video Communications Inc. Class A	1,947,297	115,260
*	Akamai Technologies Inc.	1,250,829	112,675
	Gen Digital Inc. (XNGS)	4,370,976	109,187
	SS&C Technologies Holdings Inc.	1,726,915	108,226
	Seagate Technology Holdings plc	862,300	89,050
	Leidos Holdings Inc.	555,234	80,998
*	GoDaddy Inc. Class A	578,808	80,865
*	EPAM Systems Inc.	112,970	21,251
			18,065,452
Telecommunications (3.3%)
	Cisco Systems Inc.	29,867,560	1,419,008
	Verizon Communications Inc.	31,045,462	1,280,315
	Comcast Corp. Class A	32,074,743	1,256,047
	AT&T Inc.	58,764,068	1,122,981
	Motorola Solutions Inc.	682,697	263,555
*	Charter Communications Inc. Class A	767,936	229,582
			5,571,488
Utilities (5.4%)
	NextEra Energy Inc.	15,840,618	1,121,674
	Waste Management Inc.	3,286,742	701,193
	Southern Co.	8,972,693	696,012

Value Index Fund
		Shares	Market Value• ($000)
	Duke Energy Corp.	6,322,130	633,667
	Constellation Energy Corp.	2,582,382	517,174
	Sempra	5,183,182	394,233
	American Electric Power Co. Inc.	4,314,648	378,567
	PG&E Corp.	21,418,598	373,969
	Dominion Energy Inc.	6,861,581	336,217
	Republic Services Inc.	1,676,920	325,893
	Public Service Enterprise Group Inc.	4,083,105	300,925
	Exelon Corp.	8,185,323	283,294
	Consolidated Edison Inc.	2,821,420	252,291
	Vistra Corp.	2,842,250	244,377
	Xcel Energy Inc.	4,547,173	242,864
	Edison International	3,141,591	225,598
	American Water Works Co. Inc.	1,593,776	205,852
	WEC Energy Group Inc.	2,582,715	202,640
	Entergy Corp.	1,751,303	187,389
	FirstEnergy Corp.	4,490,686	171,859
	DTE Energy Co.	1,529,526	169,793
	PPL Corp.	6,053,713	167,385
	Eversource Energy	2,880,379	163,346
	CenterPoint Energy Inc.	5,253,322	162,748
	Ameren Corp.	2,188,664	155,636
	CMS Energy Corp.	2,452,145	145,976
	Alliant Energy Corp.	2,105,869	107,189
	NiSource Inc.	1,840,852	53,035
	AES Corp.	2,918,423	51,277
	Evergy Inc.	896,136	47,468
	Avangrid Inc.	636,185	22,604
			9,042,145
Total Common Stocks (Cost $125,556,248)			168,128,616
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 5.380% (Cost $980,624)	9,807,299	980,632
Total Investments (100.3%) (Cost $126,536,872)			169,109,248
Other Assets and Liabilities—Net (-0.3%)			(575,108)
Net Assets (100%)			168,534,140
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	489	135,001	(310)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	8/29/25	BANA	113,080	(6.030)	191	—
Johnson Controls International plc	8/30/24	BANA	10,835	(5.330)	15	—
Kroger Co.	1/31/25	GSI	51,050	(5.324)	—	(1,211)

Value Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NextEra Energy Inc.	1/31/25	GSI	72,310	(5.324)	—	(1,628)
US Bancorp	8/30/24	BANA	29,775	(5.330)	250	—
					456	(2,839)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $125,556,248)	168,128,616
Affiliated Issuers (Cost $980,624)	980,632
Total Investments in Securities	169,109,248
Investment in Vanguard	4,963
Cash Collateral Pledged—Futures Contracts	4,890
Cash Collateral Pledged—Over-the-Counter Swap Contracts	4,640
Receivables for Investment Securities Sold	1,761
Receivables for Accrued Income	161,790
Receivables for Capital Shares Issued	29,136
Unrealized Appreciation—Over-the-Counter Swap Contracts	456
Total Assets	169,316,884
Liabilities
Due to Custodian	2,366
Payables for Investment Securities Purchased	5,465
Payables for Capital Shares Redeemed	35,628
Payables for Distributions	733,002
Payables to Vanguard	2,934
Variation Margin Payable—Futures Contracts	510
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,839
Total Liabilities	782,744
Net Assets	168,534,140
At June 30, 2024, net assets consisted of:

Paid-in Capital	131,651,905
Total Distributable Earnings (Loss)	36,882,235
Net Assets	168,534,140

Investor Shares—Net Assets
Applicable to 2,286,785 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	143,182
Net Asset Value Per Share—Investor Shares	$62.61

ETF Shares—Net Assets
Applicable to 722,051,877 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	115,843,879
Net Asset Value Per Share—ETF Shares	$160.44

Admiral Shares—Net Assets
Applicable to 569,967,700 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,673,571
Net Asset Value Per Share—Admiral Shares	$62.59

Institutional Shares—Net Assets
Applicable to 269,605,968 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,873,508
Net Asset Value Per Share—Institutional Shares	$62.59

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends	1,913,514
Interest[1]	6,476
Securities Lending—Net	3,390
Total Income	1,923,380
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,645
Management and Administrative—Investor Shares	117
Management and Administrative—ETF Shares	17,236
Management and Administrative—Admiral Shares	7,259
Management and Administrative—Institutional Shares	2,796
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	2,474
Marketing and Distribution—Admiral Shares	870
Marketing and Distribution—Institutional Shares	283
Custodian Fees	470
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,100
Shareholders’ Reports—Admiral Shares	164
Shareholders’ Reports—Institutional Shares	70
Trustees’ Fees and Expenses	47
Other Expenses	8
Total Expenses	34,544
Expenses Paid Indirectly	(68)
Net Expenses	34,476
Net Investment Income	1,888,904
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,333,622
Futures Contracts	22,669
Swap Contracts	12,819
Realized Net Gain (Loss)	2,369,110
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	9,331,022
Futures Contracts	(947)
Swap Contracts	(4,566)
Change in Unrealized Appreciation (Depreciation)	9,325,509
Net Increase (Decrease) in Net Assets Resulting from Operations	13,583,523
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,224,000, $35,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,010,214,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,888,904	3,868,984
Realized Net Gain (Loss)	2,369,110	5,193,662
Change in Unrealized Appreciation (Depreciation)	9,325,509	3,919,426
Net Increase (Decrease) in Net Assets Resulting from Operations	13,583,523	12,982,072
Distributions
Investor Shares	(1,780)	(4,056)
ETF Shares	(1,449,854)	(2,609,981)
Admiral Shares	(446,693)	(824,747)
Institutional Shares	(215,387)	(406,537)
Total Distributions	(2,113,714)	(3,845,321)
Capital Share Transactions
Investor Shares	(14,582)	(93,887)
ETF Shares	1,970,364	438,660
Admiral Shares	(298,995)	(580,686)
Institutional Shares	(482,729)	(1,225,419)
Net Increase (Decrease) from Capital Share Transactions	1,174,058	(1,461,332)
Total Increase (Decrease)	12,643,867	7,675,419
Net Assets
Beginning of Period	155,890,273	148,214,854
End of Period	168,534,140	155,890,273

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$58.31	$54.78	$57.39	$46.43	$46.78	$38.18
Investment Operations
Net Investment Income[1]	.665	1.332	1.301	1.177	1.142	1.093
Net Realized and Unrealized Gain (Loss) on Investments	4.382	3.557	(2.604)	10.945	(.362)	8.623
Total from Investment Operations	5.047	4.889	(1.303)	12.122	.780	9.716
Distributions
Dividends from Net Investment Income	(.747)	(1.359)	(1.307)	(1.162)	(1.130)	(1.116)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.747)	(1.359)	(1.307)	(1.162)	(1.130)	(1.116)
Net Asset Value, End of Period	$62.61	$58.31	$54.78	$57.39	$46.43	$46.78
Total Return[2]	8.66%	9.11%	-2.18%	26.31%	2.18%	25.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$143	$147	$233	$264	$273	$328
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.43%	2.38%	2.22%	2.75%	2.58%
Portfolio Turnover Rate[4]	5%	10%	5%	9%	10%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$149.41	$140.37	$147.08	$118.98	$119.90	$97.84
Investment Operations
Net Investment Income[1]	1.810	3.677	3.529	3.212	3.055	3.046
Net Realized and Unrealized Gain (Loss) on Investments	11.241	9.034	(6.707)	28.045	(.935)	22.014
Total from Investment Operations	13.051	12.711	(3.178)	31.257	2.120	25.060
Distributions
Dividends from Net Investment Income	(2.021)	(3.671)	(3.532)	(3.157)	(3.040)	(3.000)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.021)	(3.671)	(3.532)	(3.157)	(3.040)	(3.000)
Net Asset Value, End of Period	$160.44	$149.41	$140.37	$147.08	$118.98	$119.90
Total Return	8.74%	9.26%	-2.05%	26.47%	2.23%	25.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115,844	$106,042	$99,459	$92,776	$61,580	$55,909
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.61%	2.52%	2.35%	2.87%	2.76%
Portfolio Turnover Rate[3]	5%	10%	5%	9%	10%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$58.29	$54.76	$57.38	$46.41	$46.77	$38.17
Investment Operations
Net Investment Income[1]	.702	1.427	1.370	1.245	1.188	1.185
Net Realized and Unrealized Gain (Loss) on Investments	4.383	3.529	(2.618)	10.951	(.367)	8.581
Total from Investment Operations	5.085	4.956	(1.248)	12.196	.821	9.766
Distributions
Dividends from Net Investment Income	(.785)	(1.426)	(1.372)	(1.226)	(1.181)	(1.166)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.785)	(1.426)	(1.372)	(1.226)	(1.181)	(1.166)
Net Asset Value, End of Period	$62.59	$58.29	$54.76	$57.38	$46.41	$46.77
Total Return[2]	8.73%	9.24%	-2.08%	26.49%	2.29%	25.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,674	$33,518	$32,071	$31,741	$22,486	$22,414
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.60%	2.51%	2.34%	2.86%	2.75%
Portfolio Turnover Rate[4]	5%	10%	5%	9%	10%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$58.29	$54.76	$57.37	$46.41	$46.77	$38.17
Investment Operations
Net Investment Income[1]	.705	1.429	1.377	1.250	1.193	1.189
Net Realized and Unrealized Gain (Loss) on Investments	4.384	3.533	(2.609)	10.941	(.368)	8.581
Total from Investment Operations	5.089	4.962	(1.232)	12.191	.825	9.770
Distributions
Dividends from Net Investment Income	(.789)	(1.432)	(1.378)	(1.231)	(1.185)	(1.170)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.789)	(1.432)	(1.378)	(1.231)	(1.185)	(1.170)
Net Asset Value, End of Period	$62.59	$58.29	$54.76	$57.37	$46.41	$46.77
Total Return	8.73%	9.26%	-2.05%	26.48%	2.30%	25.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,874	$16,183	$16,452	$15,446	$12,579	$12,481
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.60%	2.52%	2.35%	2.87%	2.76%
Portfolio Turnover Rate[3]	5%	10%	5%	9%	10%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $4,963,000, representing less than 0.01% of the fund’s net assets and 1.98% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $68,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	168,128,616	—	—	168,128,616
Temporary Cash Investments	980,632	—	—	980,632
Total	169,109,248	—	—	169,109,248
Derivative Financial Instruments
Assets
Swap Contracts	—	456	—	456
Liabilities
Futures Contracts[1]	310	—	—	310
Swap Contracts	—	2,839	—	2,839
Total	310	2,839	—	3,149
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	126,605,589
Gross Unrealized Appreciation	47,268,203
Gross Unrealized Depreciation	(4,764,854)
Net Unrealized Appreciation (Depreciation)	42,503,349
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $7,926,054,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2024, the fund purchased $8,952,430,000 of investment securities and sold $9,433,948,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,488,433,000 and $6,009,153,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $3,584,878,000 and sales were $1,958,186,000, resulting in net realized loss of $410,806,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,731	127	15,265	279
Issued in Lieu of Cash Distributions	1,780	28	4,056	74
Redeemed	(24,093)	(395)	(113,208)	(2,078)
Net Increase (Decrease)—Investor Shares	(14,582)	(240)	(93,887)	(1,725)
ETF Shares
Issued	7,949,911	50,280	17,753,209	125,354
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,979,547)	(37,950)	(17,314,549)	(124,175)
Net Increase (Decrease)—ETF Shares	1,970,364	12,330	438,660	1,179

Value Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,136,039	34,946	4,041,652	73,435
Issued in Lieu of Cash Distributions	389,531	6,219	718,875	13,124
Redeemed	(2,824,565)	(46,226)	(5,341,213)	(97,180)
Net Increase (Decrease)—Admiral Shares	(298,995)	(5,061)	(580,686)	(10,621)
Institutional Shares
Issued	1,044,773	17,154	2,550,479	46,217
Issued in Lieu of Cash Distributions	208,882	3,335	394,481	7,209
Redeemed	(1,736,384)	(28,531)	(4,170,379)	(76,228)
Net Increase (Decrease)—Institutional Shares	(482,729)	(8,042)	(1,225,419)	(22,802)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.

Large-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.4%)
	Linde plc	548,517	240,695
	Freeport-McMoRan Inc.	1,639,251	79,668
	Ecolab Inc.	293,298	69,805
	Air Products and Chemicals Inc.	253,683	65,463
	Newmont Corp. (XNYS)	1,315,940	55,098
	Nucor Corp.	273,625	43,255
	Fastenal Co.	653,261	41,051
	LyondellBasell Industries NV Class A	297,288	28,438
	International Flavors & Fragrances Inc.	291,406	27,745
	Avery Dennison Corp.	91,955	20,106
	International Paper Co.	396,321	17,101
	Celanese Corp.	124,641	16,813
	CF Industries Holdings Inc.	208,566	15,459
	Albemarle Corp.	134,119	12,811
	Steel Dynamics Inc.	85,189	11,032
	Westlake Corp.	22,055	3,194
			747,734
Consumer Discretionary (13.5%)
*	Amazon.com Inc.	10,688,243	2,065,503
*	Tesla Inc.	3,093,528	612,147
	Costco Wholesale Corp.	506,117	430,194
	Home Depot Inc.	1,131,616	389,547
	Walmart Inc.	5,057,665	342,454
*	Netflix Inc.	491,818	331,918
	McDonald's Corp.	822,401	209,581
	Walt Disney Co.	2,080,401	206,563
*	Uber Technologies Inc.	2,265,304	164,642
	Booking Holdings Inc.	38,713	153,362
	Lowe's Cos. Inc.	650,301	143,365
	TJX Cos. Inc.	1,292,932	142,352
	NIKE Inc. Class B	1,382,486	104,198
	Starbucks Corp.	1,292,011	100,583
*	Chipotle Mexican Grill Inc.	1,567,317	98,192
	Target Corp.	526,866	77,997
*	O'Reilly Automotive Inc.	67,207	70,975
*	Airbnb Inc. Class A	453,445	68,756
	Marriott International Inc. Class A	260,766	63,045
	Hilton Worldwide Holdings Inc.	285,351	62,264
	General Motors Co.	1,301,283	60,458
*	AutoZone Inc.	19,749	58,538
	Ford Motor Co.	4,474,949	56,116
	Ross Stores Inc.	382,506	55,586
*	Copart Inc.	988,397	53,532
*	Trade Desk Inc. Class A	508,088	49,625
	DR Horton Inc.	338,214	47,665
	Yum! Brands Inc.	321,395	42,572
	Lennar Corp. Class A	283,509	42,489
	Electronic Arts Inc.	303,959	42,351
*	Royal Caribbean Cruises Ltd.	249,630	39,799
*	Lululemon Athletica Inc.	131,044	39,143
	Delta Air Lines Inc.	736,414	34,935
	Tractor Supply Co.	123,029	33,218
	Dollar General Corp.	250,935	33,181
	eBay Inc.	577,448	31,021
*	Take-Two Interactive Software Inc.	185,797	28,890
	Garmin Ltd.	175,366	28,571
	Estee Lauder Cos. Inc. Class A	252,594	26,876
	PulteGroup Inc.	240,059	26,430
*	NVR Inc.	3,401	25,809

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Dollar Tree Inc.	236,317	25,232
	Genuine Parts Co.	159,082	22,004
*	Aptiv plc	310,464	21,863
*	Carnival Corp.	1,152,637	21,577
*	Roblox Corp. Class A	573,570	21,343
*	Ulta Beauty Inc.	54,460	21,014
	Darden Restaurants Inc.	136,206	20,611
	Domino's Pizza Inc.	39,800	20,550
	Omnicom Group Inc.	223,487	20,047
	Southwest Airlines Co.	682,950	19,539
	Las Vegas Sands Corp.	425,146	18,813
*	Warner Bros Discovery Inc.	2,516,591	18,723
	Best Buy Co. Inc.	221,207	18,646
*	Expedia Group Inc.	145,179	18,291
*	United Airlines Holdings Inc.	375,177	18,256
*	Burlington Stores Inc.	72,833	17,480
*	Live Nation Entertainment Inc.	184,909	17,333
	Rollins Inc.	331,636	16,181
*	MGM Resorts International	268,076	11,913
	News Corp. Class A	418,948	11,550
	Fox Corp. Class A	271,791	9,341
	Pool Corp.	20,783	6,387
	LKQ Corp.	152,230	6,331
	Warner Music Group Corp. Class A	145,460	4,458
	News Corp. Class B	144,842	4,112
	Fox Corp. Class B	125,739	4,026
	Endeavor Group Holdings Inc. Class A	76,992	2,081
*	CarMax Inc.	18,033	1,323
	Interpublic Group of Cos. Inc.	43,122	1,254
	Lennar Corp. Class B	7,103	990
*	Liberty Media Corp. - Liberty SiriusXM Class A	18,087	401
*	Liberty Media Corp. - Liberty SiriusXM Class C	14,347	318
	Sirius XM Holdings Inc.	57,471	163
			7,116,594
Consumer Staples (4.4%)
	Procter & Gamble Co.	2,693,268	444,174
	Coca-Cola Co.	4,424,442	281,616
	PepsiCo Inc.	1,568,859	258,752
	Philip Morris International Inc.	1,773,978	179,757
	Mondelez International Inc. Class A	1,530,694	100,169
	Colgate-Palmolive Co.	936,268	90,855
	Altria Group Inc.	1,960,012	89,278
	McKesson Corp.	148,339	86,636
	CVS Health Corp.	1,432,567	84,607
	Kimberly-Clark Corp.	384,239	53,102
	Constellation Brands Inc. Class A	187,907	48,345
	Cencora Inc.	191,025	43,038
	Corteva Inc.	784,922	42,339
*	Monster Beverage Corp.	843,082	42,112
	Keurig Dr Pepper Inc.	1,237,510	41,333
	General Mills Inc.	644,282	40,757
	Sysco Corp.	568,367	40,576
	Kenvue Inc.	2,184,771	39,719
	Kroger Co.	741,219	37,009
	Archer-Daniels-Midland Co.	564,249	34,109
	Hershey Co.	168,458	30,968
	Kraft Heinz Co.	900,625	29,018
	Church & Dwight Co. Inc.	279,081	28,935
	McCormick & Co. Inc.	287,331	20,383
	Clorox Co.	141,727	19,341
	Tyson Foods Inc. Class A	326,604	18,662
	Kellanova	312,215	18,009
	Conagra Brands Inc.	545,591	15,506
	Brown-Forman Corp. Class B	342,582	14,796
	Hormel Foods Corp.	344,323	10,498
	Campbell Soup Co.	221,095	9,991
	Walgreens Boots Alliance Inc.	786,753	9,516
	Lamb Weston Holdings Inc.	82,406	6,929
	J M Smucker Co.	57,541	6,274

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class A	61,611	2,719
			2,319,828
Energy (3.7%)
	Exxon Mobil Corp.	5,119,119	589,313
	Chevron Corp.	2,002,663	313,256
	ConocoPhillips	1,334,610	152,653
	EOG Resources Inc.	655,823	82,548
	Schlumberger NV	1,631,063	76,954
	Marathon Petroleum Corp.	402,063	69,750
	Phillips 66	483,814	68,300
	Williams Cos. Inc.	1,390,863	59,112
	Valero Energy Corp.	373,163	58,497
	ONEOK Inc.	666,084	54,319
	Hess Corp.	334,018	49,274
	Occidental Petroleum Corp.	708,158	44,635
	Cheniere Energy Inc.	248,176	43,389
	Kinder Morgan Inc.	2,152,731	42,775
	Diamondback Energy Inc.	203,517	40,742
	Baker Hughes Co.	1,138,992	40,058
	Devon Energy Corp.	721,144	34,182
	Halliburton Co.	909,343	30,718
*	First Solar Inc.	116,042	26,163
	Coterra Energy Inc.	806,898	21,520
	Marathon Oil Corp.	643,447	18,448
*	Enphase Energy Inc.	147,508	14,708
	EQT Corp.	251,938	9,317
	Texas Pacific Land Corp.	10,517	7,722
			1,948,353
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	1,992,151	810,407
	JPMorgan Chase & Co.	3,277,063	662,819
	Bank of America Corp.	7,585,603	301,679
	Wells Fargo & Co.	3,978,437	236,279
	Goldman Sachs Group Inc.	367,944	166,428
	S&P Global Inc.	365,460	162,995
	Progressive Corp.	668,377	138,829
	Morgan Stanley	1,390,917	135,183
	Citigroup Inc.	2,067,791	131,222
	BlackRock Inc.	161,093	126,832
	Charles Schwab Corp.	1,622,548	119,566
	Marsh & McLennan Cos. Inc.	562,256	118,479
	Chubb Ltd.	463,355	118,193
	Blackstone Inc.	815,564	100,967
	Intercontinental Exchange Inc.	654,526	89,598
	CME Group Inc.	410,860	80,775
	KKR & Co. Inc.	759,511	79,931
	Moody's Corp.	177,122	74,556
	US Bancorp	1,780,884	70,701
	PNC Financial Services Group Inc.	454,123	70,607
	Aon plc Class A (XNYS)	235,715	69,201
	Arthur J Gallagher & Co.	249,349	64,659
	Truist Financial Corp.	1,527,128	59,329
	Aflac Inc.	648,393	57,908
	American International Group Inc.	757,187	56,214
	Apollo Global Management Inc.	454,426	53,654
	Travelers Cos. Inc.	261,294	53,131
	Bank of New York Mellon Corp.	853,342	51,107
	Ameriprise Financial Inc.	113,361	48,427
	MetLife Inc.	689,767	48,415
*	Coinbase Global Inc. Class A	216,559	48,126
	Allstate Corp.	301,149	48,081
	Prudential Financial Inc.	409,715	48,014
	MSCI Inc.	85,887	41,376
*	Arch Capital Group Ltd.	407,060	41,068
	Discover Financial Services	285,979	37,409
*	Berkshire Hathaway Inc. Class A	57	34,898
	Hartford Financial Services Group Inc.	337,454	33,928
	Willis Towers Watson plc	116,661	30,581
	Nasdaq Inc.	493,403	29,732

Large-Cap Index Fund
		Shares	Market Value• ($000)
	T Rowe Price Group Inc.	254,749	29,375
	M&T Bank Corp.	190,456	28,827
	Fifth Third Bancorp	780,831	28,492
	Ares Management Corp. Class A	207,298	27,629
	Broadridge Financial Solutions Inc.	134,897	26,575
	Raymond James Financial Inc.	212,901	26,317
	State Street Corp.	326,518	24,162
	LPL Financial Holdings Inc.	85,261	23,813
*	Markel Group Inc.	14,095	22,209
	Huntington Bancshares Inc.	1,654,099	21,801
	Cincinnati Financial Corp.	178,617	21,095
	Principal Financial Group Inc.	267,525	20,987
	Regions Financial Corp.	1,045,324	20,948
	Cboe Global Markets Inc.	119,962	20,401
	Everest Group Ltd.	49,582	18,892
	Northern Trust Corp.	221,831	18,629
	Citizens Financial Group Inc.	493,340	17,775
	FactSet Research Systems Inc.	43,496	17,758
	W R Berkley Corp.	218,614	17,179
	Loews Corp.	214,845	16,057
	KeyCorp.	1,076,053	15,291
	Fidelity National Financial Inc.	296,277	14,642
	Interactive Brokers Group Inc. Class A	116,155	14,241
	Tradeweb Markets Inc. Class A	132,586	14,054
	Brown & Brown Inc.	130,216	11,643
	Corebridge Financial Inc.	277,256	8,074
	Franklin Resources Inc.	359,641	8,038
*	Rocket Cos. Inc. Class A	151,028	2,069
			5,288,277
Health Care (11.3%)
	Eli Lilly & Co.	976,120	883,760
	UnitedHealth Group Inc.	1,050,312	534,882
	Johnson & Johnson	2,746,431	401,418
	Merck & Co. Inc.	2,890,382	357,829
	AbbVie Inc.	2,015,163	345,641
	Thermo Fisher Scientific Inc.	435,583	240,877
	Abbott Laboratories	1,985,187	206,281
	Amgen Inc.	612,154	191,267
	Danaher Corp.	760,713	190,064
	Pfizer Inc.	6,466,498	180,933
*	Intuitive Surgical Inc.	404,784	180,068
	Elevance Health Inc.	265,251	143,729
*	Vertex Pharmaceuticals Inc.	294,481	138,029
	Stryker Corp.	391,273	133,131
*	Boston Scientific Corp.	1,677,720	129,201
*	Regeneron Pharmaceuticals Inc.	117,480	123,475
	Medtronic plc	1,515,316	119,271
	Cigna Group	324,185	107,166
	Gilead Sciences Inc.	1,421,688	97,542
	Bristol-Myers Squibb Co.	2,313,263	96,070
	Zoetis Inc.	468,639	81,243
	Becton Dickinson & Co.	329,799	77,077
	HCA Healthcare Inc.	224,170	72,021
*	Edwards Lifesciences Corp.	686,222	63,386
*	DexCom Inc.	453,831	51,455
	Humana Inc.	137,551	51,396
*	Moderna Inc.	393,607	46,741
*	IDEXX Laboratories Inc.	94,252	45,920
	Agilent Technologies Inc.	334,410	43,350
*	IQVIA Holdings Inc.	197,535	41,767
*	Centene Corp.	610,436	40,472
	GE Healthcare Inc.	494,860	38,559
*	Biogen Inc.	166,140	38,515
*	Alnylam Pharmaceuticals Inc.	144,362	35,080
	ResMed Inc.	167,622	32,086
*	Veeva Systems Inc. Class A	165,766	30,337
	West Pharmaceutical Services Inc.	83,125	27,381
	Cardinal Health Inc.	277,984	27,331
	Zimmer Biomet Holdings Inc.	234,759	25,478

Large-Cap Index Fund
		Shares	Market Value• ($000)
	STERIS plc	112,873	24,780
*	Molina Healthcare Inc.	67,335	20,019
	Cooper Cos. Inc.	226,826	19,802
*	Hologic Inc.	266,300	19,773
*	Align Technology Inc.	81,613	19,704
	Labcorp Holdings Inc.	96,194	19,576
	Baxter International Inc.	581,484	19,451
*	Illumina Inc.	181,604	18,956
*	BioMarin Pharmaceutical Inc.	216,662	17,838
	Quest Diagnostics Inc.	126,777	17,353
*	Avantor Inc.	775,102	16,432
	Revvity Inc.	140,952	14,780
	Viatris Inc.	1,358,798	14,444
*	Incyte Corp.	191,292	11,596
	Royalty Pharma plc Class A	437,549	11,538
*	Insulet Corp.	39,964	8,065
*,1	ABIOMED Inc. CVR	12	—
			5,944,336
Industrials (10.8%)
	Visa Inc. Class A	1,646,048	432,038
	Mastercard Inc. Class A	947,301	417,911
	Accenture plc Class A	717,480	217,691
	General Electric Co.	1,186,654	188,642
	Caterpillar Inc.	558,092	185,900
	Honeywell International Inc.	743,135	158,689
	Union Pacific Corp.	696,263	157,536
	RTX Corp.	1,517,147	152,306
	Eaton Corp. plc	456,336	143,084
	American Express Co.	574,576	133,043
	Lockheed Martin Corp.	273,798	127,891
*	Boeing Co.	700,532	127,504
	United Parcel Service Inc. Class B (XNYS)	832,404	113,914
	Deere & Co.	298,756	111,624
	Automatic Data Processing Inc.	467,090	111,490
*	Fiserv Inc.	667,424	99,473
	Trane Technologies plc	258,314	84,967
	General Dynamics Corp.	281,804	81,763
	Sherwin-Williams Co.	260,399	77,711
	TransDigm Group Inc.	60,671	77,514
	Illinois Tool Works Inc.	323,532	76,664
	FedEx Corp.	252,738	75,781
	CSX Corp.	2,230,532	74,611
	Parker-Hannifin Corp.	146,693	74,199
	Emerson Electric Co.	652,837	71,917
*	PayPal Holdings Inc.	1,193,549	69,262
	Cintas Corp.	98,417	68,917
	Northrop Grumman Corp.	151,985	66,258
	3M Co.	631,486	64,532
	Carrier Global Corp.	976,853	61,620
	PACCAR Inc.	598,141	61,573
	Capital One Financial Corp.	413,979	57,315
	Norfolk Southern Corp.	257,818	55,351
*	GE Vernova Inc.	312,776	53,644
	Johnson Controls International plc	768,793	51,102
	United Rentals Inc.	75,994	49,148
	L3Harris Technologies Inc.	216,520	48,626
	Fidelity National Information Services Inc.	634,547	47,819
	WW Grainger Inc.	50,399	45,472
	Ferguson plc	230,382	44,613
	Otis Worldwide Corp.	461,441	44,418
	AMETEK Inc.	264,143	44,035
	Verisk Analytics Inc.	162,820	43,888
	Paychex Inc.	369,721	43,834
	Cummins Inc.	156,069	43,220
	Dow Inc.	802,527	42,574
	Quanta Services Inc.	167,065	42,450
	Ingersoll Rand Inc. (XYNS)	460,388	41,822
*	Block Inc. (XNYS)	635,056	40,955
*	Fair Isaac Corp.	26,791	39,883

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Old Dominion Freight Line Inc.	223,194	39,416
	Martin Marietta Materials Inc.	70,325	38,102
	Xylem Inc.	276,691	37,528
	Vulcan Materials Co.	150,896	37,525
	Howmet Aerospace Inc.	465,829	36,162
	Rockwell Automation Inc.	130,096	35,813
	DuPont de Nemours Inc.	429,406	34,563
	Equifax Inc.	141,066	34,203
*	Mettler-Toledo International Inc.	24,371	34,061
	PPG Industries Inc.	268,579	33,811
	Westinghouse Air Brake Technologies Corp.	201,283	31,813
	Fortive Corp.	401,758	29,770
	Dover Corp.	156,823	28,299
	Global Payments Inc.	291,088	28,148
*	Keysight Technologies Inc.	199,116	27,229
	Veralto Corp.	267,612	25,549
	Synchrony Financial	458,053	21,615
	Ball Corp.	354,218	21,260
*	Teledyne Technologies Inc.	54,128	21,001
*	Corpay Inc.	76,125	20,280
	Expeditors International of Washington Inc.	161,213	20,118
	Jacobs Solutions Inc.	142,907	19,966
*	Waters Corp.	67,693	19,639
	Packaging Corp. of America	102,489	18,710
	Textron Inc.	217,628	18,686
*	Zebra Technologies Corp. Class A	58,685	18,130
	Masco Corp.	251,368	16,759
	TransUnion	221,645	16,437
	Snap-on Inc.	60,174	15,729
*	Trimble Inc.	278,714	15,586
	HEICO Corp. Class A	85,868	15,243
	JB Hunt Transport Services Inc.	94,156	15,065
	Stanley Black & Decker Inc.	175,587	14,028
	Hubbell Inc.	30,631	11,195
	HEICO Corp.	46,994	10,508
*	Symbotic Inc.	28,650	1,007
			5,709,148
Real Estate (2.1%)
	Prologis Inc.	1,056,553	118,662
	American Tower Corp.	532,885	103,582
	Equinix Inc.	108,298	81,938
	Welltower Inc.	682,307	71,131
	Digital Realty Trust Inc.	368,511	56,032
	Simon Property Group Inc.	353,179	53,613
	Realty Income Corp.	993,596	52,482
	Public Storage	180,608	51,952
	Crown Castle Inc.	495,849	48,444
	Extra Space Storage Inc.	241,624	37,551
*	CoStar Group Inc.	466,015	34,550
	VICI Properties Inc.	1,190,329	34,091
	AvalonBay Communities Inc.	162,278	33,574
*	CBRE Group Inc. Class A	350,166	31,203
	Iron Mountain Inc.	334,555	29,983
	Equity Residential	410,587	28,470
	SBA Communications Corp.	122,605	24,067
	Invitation Homes Inc.	664,249	23,840
	Ventas Inc.	461,911	23,678
	Weyerhaeuser Co.	832,879	23,645
	Alexandria Real Estate Equities Inc.	199,511	23,337
	Essex Property Trust Inc.	73,328	19,960
	Mid-America Apartment Communities Inc.	133,086	18,979
	Sun Communities Inc.	142,244	17,118
	WP Carey Inc.	249,759	13,749
	Healthpeak Properties Inc.	401,643	7,872
	UDR Inc.	188,240	7,746
	Host Hotels & Resorts Inc.	401,564	7,220
*	Zillow Group Inc. Class A	4,551	205
			1,078,674

Large-Cap Index Fund
		Shares	Market Value• ($000)
Technology (38.1%)
	Microsoft Corp.	8,481,564	3,790,835
	Apple Inc.	16,623,960	3,501,339
	NVIDIA Corp.	26,669,321	3,294,728
	Meta Platforms Inc. Class A	2,500,827	1,260,967
	Alphabet Inc. Class A	6,703,955	1,221,125
	Alphabet Inc. Class C	5,447,808	999,237
	Broadcom Inc.	528,842	849,072
*	Advanced Micro Devices Inc.	1,844,492	299,195
*	Adobe Inc.	511,238	284,013
	Salesforce Inc.	1,050,497	270,083
	Oracle Corp.	1,881,935	265,729
	QUALCOMM Inc.	1,273,563	253,668
	Applied Materials Inc.	944,885	222,983
	Texas Instruments Inc.	1,039,036	202,124
	Intuit Inc.	303,059	199,173
*	ServiceNow Inc.	233,937	184,031
	International Business Machines Corp.	1,048,291	181,302
	Micron Technology Inc.	1,263,690	166,213
	Lam Research Corp.	149,192	158,867
	Intel Corp.	4,857,775	150,445
	Analog Devices Inc.	566,278	129,259
	KLA Corp.	153,656	126,691
*	Palo Alto Networks Inc.	369,510	125,268
*	Synopsys Inc.	174,844	104,043
*	Crowdstrike Holdings Inc. Class A	263,236	100,869
*	Cadence Design Systems Inc.	310,554	95,573
	Amphenol Corp. Class A	1,370,801	92,351
	Marvell Technology Inc.	988,280	69,081
	Roper Technologies Inc.	122,147	68,849
*	Autodesk Inc.	244,110	60,405
*	Palantir Technologies Inc. Class A	2,309,554	58,501
	Microchip Technology Inc.	612,697	56,062
*	Workday Inc. Class A	241,920	54,084
	TE Connectivity Ltd.	349,490	52,574
*	Super Micro Computer Inc.	56,797	46,537
*	Snowflake Inc. Class A	343,241	46,368
	Monolithic Power Systems Inc.	52,774	43,363
*	Fortinet Inc.	697,424	42,034
*	Datadog Inc. Class A	316,803	41,086
	Dell Technologies Inc. Class C	297,235	40,992
*	DoorDash Inc. Class A	370,247	40,276
	Cognizant Technology Solutions Corp. Class A	567,351	38,580
*	Gartner Inc.	84,172	37,798
	HP Inc.	1,060,912	37,153
	Vertiv Holdings Co. Class A	405,849	35,134
	CDW Corp.	153,391	34,335
	Corning Inc.	879,856	34,182
*	ON Semiconductor Corp.	490,984	33,657
*	HubSpot Inc.	55,244	32,582
*	ANSYS Inc.	99,630	32,031
*	Atlassian Corp. Ltd. Class A	179,588	31,766
	Hewlett Packard Enterprise Co.	1,483,505	31,406
	NetApp Inc.	235,535	30,337
*	Pinterest Inc. Class A	683,990	30,143
*	Western Digital Corp.	372,613	28,233
*	Cloudflare Inc. Class A	326,441	27,039
	Teradyne Inc.	178,167	26,420
	Seagate Technology Holdings plc	239,659	24,750
*	Tyler Technologies Inc.	48,454	24,362
*	GoDaddy Inc. Class A	160,845	22,472
*	MongoDB Inc.	78,962	19,737
*	Zscaler Inc.	102,614	19,721
*	Snap Inc. Class A	1,186,984	19,716
	Skyworks Solutions Inc.	183,097	19,515
*	VeriSign Inc.	97,139	17,271
*	Okta Inc.	183,681	17,194
*	Zoom Video Communications Inc. Class A	270,734	16,025
*	Akamai Technologies Inc.	173,799	15,656
	Gen Digital Inc. (XNGS)	607,396	15,173

Large-Cap Index Fund
		Shares	Market Value• ($000)
	SS&C Technologies Holdings Inc.	240,054	15,044
*	MicroStrategy Inc. Class A	8,992	12,386
	Leidos Holdings Inc.	77,052	11,240
	Bentley Systems Inc. Class B	181,117	8,940
*	EPAM Systems Inc.	31,423	5,911
			20,055,304
Telecommunications (1.9%)
	Cisco Systems Inc.	4,158,660	197,578
	Verizon Communications Inc.	4,323,154	178,287
	Comcast Corp. Class A	4,466,662	174,915
	AT&T Inc.	8,182,363	156,365
	T-Mobile US Inc.	601,745	106,015
*	Arista Networks Inc.	286,086	100,267
	Motorola Solutions Inc.	190,348	73,484
*	Charter Communications Inc. Class A	107,096	32,017
			1,018,928
Utilities (2.5%)
	NextEra Energy Inc.	2,345,090	166,056
	Waste Management Inc.	457,668	97,639
	Southern Co.	1,249,121	96,894
	Duke Energy Corp.	879,819	88,184
	Constellation Energy Corp.	359,602	72,017
	Sempra	722,157	54,927
	American Electric Power Co. Inc.	600,910	52,724
	PG&E Corp.	2,983,990	52,100
	Waste Connections Inc. (XTSE)	294,474	51,639
	Dominion Energy Inc.	955,891	46,839
	Republic Services Inc.	233,605	45,399
	Public Service Enterprise Group Inc.	569,164	41,947
	Exelon Corp.	1,140,744	39,481
	Consolidated Edison Inc.	393,513	35,188
	Vistra Corp.	396,518	34,093
	Xcel Energy Inc.	634,023	33,863
	Edison International	438,229	31,469
	American Water Works Co. Inc.	222,406	28,726
	WEC Energy Group Inc.	360,381	28,276
	Entergy Corp.	243,327	26,036
	FirstEnergy Corp.	624,108	23,885
	DTE Energy Co.	212,577	23,598
	PPL Corp.	841,173	23,258
	Eversource Energy	400,280	22,700
	CenterPoint Energy Inc.	729,884	22,612
	Ameren Corp.	304,148	21,628
	CMS Energy Corp.	340,668	20,280
	Alliant Energy Corp.	292,648	14,896
	NiSource Inc.	255,825	7,370
	AES Corp.	405,951	7,133
	Evergy Inc.	124,469	6,593
	Avangrid Inc.	88,312	3,138
			1,320,588
Total Common Stocks (Cost $24,949,300)			52,547,764
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund, 5.380% (Cost $208,379)	2,084,029	208,382
Total Investments (100.1%) (Cost $25,157,679)			52,756,146
Other Assets and Liabilities—Net (-0.1%)			(66,411)
Net Assets (100%)			52,689,735
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	401	110,706	30

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/30/24	BANA	39,371	(5.230)	—	(76)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,949,300)	52,547,764
Affiliated Issuers (Cost $208,379)	208,382
Total Investments in Securities	52,756,146
Investment in Vanguard	1,497
Cash Collateral Pledged—Futures Contracts	8,087
Cash Collateral Pledged—Over-the-Counter Swap Contracts	950
Receivables for Investment Securities Sold	4,001
Receivables for Accrued Income	26,480
Receivables for Capital Shares Issued	50,798
Total Assets	52,847,959
Liabilities
Due to Custodian	7,148
Payables for Investment Securities Purchased	2,138
Payables for Capital Shares Redeemed	11,673
Payables for Distributions	135,396
Payables to Vanguard	924
Variation Margin Payable—Futures Contracts	869
Unrealized Depreciation—Over-the-Counter Swap Contracts	76
Total Liabilities	158,224
Net Assets	52,689,735
At June 30, 2024, net assets consisted of:

Paid-in Capital	26,206,341
Total Distributable Earnings (Loss)	26,483,394
Net Assets	52,689,735

Investor Shares—Net Assets
Applicable to 269,435 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,171
Net Asset Value Per Share—Investor Shares	$100.84

ETF Shares—Net Assets
Applicable to 144,123,201 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,982,216
Net Asset Value Per Share—ETF Shares	$249.66

Admiral Shares—Net Assets
Applicable to 107,391,685 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,540,209
Net Asset Value Per Share—Admiral Shares	$126.08

Institutional Shares—Net Assets
Applicable to 6,051,182 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,140,139
Net Asset Value Per Share—Institutional Shares	$518.93

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	334,443
Interest[2]	2,897
Securities Lending—Net	563
Total Income	337,903
Expenses
The Vanguard Group—Note B
Investment Advisory Services	492
Management and Administrative—Investor Shares	19
Management and Administrative—ETF Shares	5,440
Management and Administrative—Admiral Shares	2,705
Management and Administrative—Institutional Shares	497
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	539
Marketing and Distribution—Admiral Shares	268
Marketing and Distribution—Institutional Shares	40
Custodian Fees	189
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	213
Shareholders’ Reports—Admiral Shares	38
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	14
Other Expenses	7
Total Expenses	10,464
Expenses Paid Indirectly	(6)
Net Expenses	10,458
Net Investment Income	327,445
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	277,325
Futures Contracts	17,845
Swap Contracts	(595)
Realized Net Gain (Loss)	294,575
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	6,310,124
Futures Contracts	(1,047)
Swap Contracts	8
Change in Unrealized Appreciation (Depreciation)	6,309,085
Net Increase (Decrease) in Net Assets Resulting from Operations	6,931,105
1	Dividends are net of foreign withholding taxes of $25,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,763,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $400,833,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	327,445	632,197
Realized Net Gain (Loss)	294,575	632,321
Change in Unrealized Appreciation (Depreciation)	6,309,085	8,468,541
Net Increase (Decrease) in Net Assets Resulting from Operations	6,931,105	9,733,059
Distributions
Investor Shares	(161)	(290)
ETF Shares	(243,224)	(430,519)
Admiral Shares	(90,815)	(166,820)
Institutional Shares	(21,022)	(36,408)
Total Distributions	(355,222)	(634,037)
Capital Share Transactions
Investor Shares	1,356	1,298
ETF Shares	773,363	435,596
Admiral Shares	(117,989)	(43,037)
Institutional Shares	105,439	50,913
Net Increase (Decrease) from Capital Share Transactions	762,169	444,770
Total Increase (Decrease)	7,338,052	9,543,792
Net Assets
Beginning of Period	45,351,683	35,807,891
End of Period	52,689,735	45,351,683

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$88.20	$70.38	$89.03	$71.00	$59.72	$46.36
Investment Operations
Net Investment Income[1]	.567	1.142	1.058	.956	.969	.918
Net Realized and Unrealized Gain (Loss) on Investments	12.693	17.823	(18.646)	18.025	11.268	13.466
Total from Investment Operations	13.260	18.965	(17.588)	18.981	12.237	14.384
Distributions
Dividends from Net Investment Income	(.620)	(1.145)	(1.062)	(.951)	(.957)	(1.024)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.620)	(1.145)	(1.062)	(.951)	(.957)	(1.024)
Net Asset Value, End of Period	$100.84	$88.20	$70.38	$89.03	$71.00	$59.72
Total Return[2]	15.05%	27.12%	-19.78%	26.87%	20.89%	31.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27	$23	$17	$36	$37	$30
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.44%	1.38%	1.19%	1.61%	1.75%
Portfolio Turnover Rate[4]	1%	2%	3%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$218.35	$174.22	$220.44	$175.80	$147.88	$114.77
Investment Operations
Net Investment Income[1]	1.561	3.079	2.905	2.646	2.594	2.581
Net Realized and Unrealized Gain (Loss) on Investments	31.436	44.134	(46.233)	44.617	27.890	33.204
Total from Investment Operations	32.997	47.213	(43.328)	47.263	30.484	35.785
Distributions
Dividends from Net Investment Income	(1.687)	(3.083)	(2.892)	(2.623)	(2.564)	(2.675)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.687)	(3.083)	(2.892)	(2.623)	(2.564)	(2.675)
Net Asset Value, End of Period	$249.66	$218.35	$174.22	$220.44	$175.80	$147.88
Total Return	15.13%	27.29%	-19.68%	27.02%	20.99%	31.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,982	$30,728	$24,137	$28,242	$21,540	$16,270
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.57%	1.55%	1.33%	1.74%	1.93%
Portfolio Turnover Rate[3]	1%	2%	3%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$110.27	$87.98	$111.33	$88.79	$74.69	$57.96
Investment Operations
Net Investment Income[1]	.782	1.544	1.456	1.325	1.303	1.299
Net Realized and Unrealized Gain (Loss) on Investments	15.874	22.293	(23.348)	22.530	14.084	16.774
Total from Investment Operations	16.656	23.837	(21.892)	23.855	15.387	18.073
Distributions
Dividends from Net Investment Income	(.846)	(1.547)	(1.458)	(1.315)	(1.287)	(1.343)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.846)	(1.547)	(1.458)	(1.315)	(1.287)	(1.343)
Net Asset Value, End of Period	$126.08	$110.27	$87.98	$111.33	$88.79	$74.69
Total Return[2]	15.12%	27.28%	-19.70%	27.01%	21.03%	31.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,540	$11,953	$9,583	$11,847	$9,338	$7,546
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.56%	1.54%	1.32%	1.73%	1.92%
Portfolio Turnover Rate[4]	1%	2%	3%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$453.84	$362.12	$458.22	$365.43	$307.39	$238.57
Investment Operations
Net Investment Income[1]	3.248	6.401	6.032	5.477	5.389	5.363
Net Realized and Unrealized Gain (Loss) on Investments	65.348	91.727	(96.092)	92.764	57.981	69.016
Total from Investment Operations	68.596	98.128	(90.060)	98.241	63.370	74.379
Distributions
Dividends from Net Investment Income	(3.506)	(6.408)	(6.040)	(5.451)	(5.330)	(5.559)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.506)	(6.408)	(6.040)	(5.451)	(5.330)	(5.559)
Net Asset Value, End of Period	$518.93	$453.84	$362.12	$458.22	$365.43	$307.39
Total Return	15.13%	27.28%	-19.69%	27.03%	21.05%	31.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,140	$2,648	$2,071	$2,524	$2,149	$1,796
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.57%	1.55%	1.32%	1.74%	1.92%
Portfolio Turnover Rate[3]	1%	2%	3%	4%	3%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Large-Cap Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,497,000, representing less than 0.01% of the fund’s net assets and 0.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Large-Cap Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	52,547,764	—	—	52,547,764
Temporary Cash Investments	208,382	—	—	208,382
Total	52,756,146	—	—	52,756,146
Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
Liabilities
Swap Contracts	—	76	—	76
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,194,232
Gross Unrealized Appreciation	28,217,425
Gross Unrealized Depreciation	(655,481)
Net Unrealized Appreciation (Depreciation)	27,561,944
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $1,354,375,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2024, the fund purchased $729,632,000 of investment securities and sold $604,419,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,111,012,000 and $504,714,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $151,844,000 and sales were $245,275,000, resulting in net realized loss of $115,827,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,025	94	3,063	40
Issued in Lieu of Cash Distributions	160	2	290	3
Redeemed	(7,829)	(84)	(2,055)	(26)
Net Increase (Decrease)—Investor Shares	1,356	12	1,298	17
ETF Shares
Issued	1,282,272	5,493	1,678,374	8,513
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(508,909)	(2,100)	(1,242,778)	(6,325)
Net Increase (Decrease)—ETF Shares	773,363	3,393	435,596	2,188

Large-Cap Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	791,788	6,739	1,245,186	12,576
Issued in Lieu of Cash Distributions	74,196	601	135,776	1,352
Redeemed	(983,973)	(8,345)	(1,423,999)	(14,448)
Net Increase (Decrease)—Admiral Shares	(117,989)	(1,005)	(43,037)	(520)
Institutional Shares
Issued	398,399	814	436,811	1,089
Issued in Lieu of Cash Distributions	17,989	35	31,807	77
Redeemed	(310,949)	(633)	(417,705)	(1,050)
Net Increase (Decrease)—Institutional Shares	105,439	216	50,913	116
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q03072 082024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – U.S. Stock Index Large-Cap Funds

The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – 500 Index Fund

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.